The latest report from your
                             Fund's management team


                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                                [GRAPHIC OMITTED]


                                    Large Cap
                                   Growth Fund

                             (formerly Growth Fund)


                                 APRIL 30, 1999



                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                     --------------------------------------

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove
                               Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                               William F. Glavin
                                Anne C. Hodsdon
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                              Richard S. Scipione
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                  ---------------------------------------------

==============================CHAIRMAN'S MESSAGE================================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements are nearly done, and the tests of all our systems are on schedule for completion by the end of July. The rest of 1999 will be spent testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's. Sincerely,

/s/Edward J. Boudreau, Jr.
-------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

            By David L. Eisenberg, CFA, and Geoffrey R. Plume, CFA,
                               Portfolio Managers

                                  John Hancock
                             Large Cap Growth Fund

                         Fund posts double-digit gains
                         -----------------------------

Effective June 1, 1999, John Hancock Growth Fund was renamed John Hancock Large Cap Growth Fund to better describe how the Fund invests.

Recently, David Eisenberg, senior vice president and chief equity strategist for John Hancock Funds, assumed leadership of the Fund's management team on an interim basis, joining fund management team members Geoffrey Plume and John Golden.

The turmoil in the global financial markets during the late summer and early fall of 1998 began to dissipate as the John Hancock Large Cap Growth Fund began fiscal 1999 in November. By the time the Federal Reserve Board enacted its third consecutive interest-rate cut on November 17, investors were beginning to have a more positive outlook for U.S. economic growth and corporate profitability. When the economic statistics for the fourth quarter of 1998 were tallied early in the new year -- GDP rose a stellar 6%, unemployment hit a 29-year low and inflation remained historically low -- the results were enough to power the market upward to record heights during the first four months of 1999.

         The Dow Jones Industrial Average surged across the 10,000 point mark on March 29 and rushed headlong toward the 11,000 point mark by the close of the Fund's semiannual period. The S&P 500 Index also hit record levels in recent months. In all the euphoria, it was easy to lose sight of the fact that until April, the market's advance was largely due to the performance of a narrow band of stocks -- the mega-capitalization stocks, such as Microsoft and America

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Large Cap Growth Fund. Caption below reads "Fund management team members (l-r): "John Golden, David Eisenberg and Geoffrey Plume."]
--------------------------------------------------------------------------------

"...economic statistics... were enough to power the market upward to record heights..."

================================================================================

                   John Hancock Funds - Large Cap Growth Fund

"...we shifted our focus to companies demonstrating accelerating earnings growth."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is American Express 4.4%, the second is Citigroup 4.3%, the third United Technologies 4.2%, the fourth Tyco International 4.2% and the fifth Microsoft 3.7%. A note below the table reads "As a percentage of net assets on April 30, 1999."]
--------------------------------------------------------------------------------

Online. An astonishing fact: the 100 largest stocks in the S&P 500 provided 93% of the Index's return in the first calendar quarter of 1999.

         For the six months ended April 30, 1999, John Hancock Large Cap Growth Fund posted total returns of 24.37%, 23.93% and 23.89% for Class A, Class B and Class C shares, respectively, at net asset value. This return compares with the 23.07% return of the average growth fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's stated performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Longer-term performance information can be found on pages six and seven.

Shift toward accelerated earnings growth

In our last report, we discussed how we had targeted companies exhibiting resilient earnings growth. That proved to be a profitable strategy

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is EMC Corp. followed by an up arrow with the phrase "World's leading supplier of data storage and retrieval." The second listing is Providian Financial followed by an up arrow with the phrase "Strong growth due to favorable economic backdrop." The third listing is Albertson's followed by a sideways arrow with the phrase "Concerns about integration of a large acquisition." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

last summer, given the uncertainty about a global recession and extreme volatility at that time.

         Early in fiscal 1999, as recession fears dissipated and markets settled down, we shifted our focus to companies demonstrating accelerating earnings growth. We did so believing that the dramatic change in investor psychology, combined with the strong fundamentals of the U.S. economy -- high productivity and low interest rates, inflation and unemployment -- bode well for companies in certain industries that have the ability to grow their earnings more rapidly than traditional stable-growth players. Our prime targets were companies that have always exhibited consistent earnings growth, but where we believed there was some catalyst, such as increased product demand, a new market or the selling-off of marginal business operations, that would accelerate their earnings growth potential.

Financial and telecom exposure increased

Three industry sectors that have accelerated earnings growth potential are technology, telecommunications and finance, and the Fund benefited from our increased emphasis on stocks in these sectors. Within the first few months of fiscal 1999, we decreased the Fund's exposure to health-care stocks and switched our concentration within the retail arena as selected stable-growth holdings reached our near-term price objectives. We sold many issues at considerable profit, including such noteworthy names as Warner-Lambert, Abbott Laboratories, Colgate-Palmolive, Walgreen and Kroger. We moved money instead into such retailers as Wal-Mart Stores, Costco, Lowe's and Home Depot, which stand to benefit from a robust employment market, subdued inflation, the current

================================================================================

                   John Hancock Funds - Large Cap Growth Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended April 30, 1999." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 24.37% total return for John Hancock Large Cap Growth Fund Class A. The second bar represents the 23.93% total return for John Hancock Large Cap Growth Fund Class B. The third bar represents the 23.89% total return for John Hancock Large Cap Growth Fund Class C, and the fourth bar represents the 23.07% total return for Average growth fund. A note below the chart reads "Total returns for John Hancock Large Cap Growth Fund are at net asset value with all distributions reinvested. The average growth fund is tracked by Lipper, Inc. (1) See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

import/export picture and a strong housing market.

         In keeping with our accelerated earnings focus, we redirected our attention within the technology arena from software to hardware firms, increasing the Fund's position in companies such as EMC Corp. and adding companies like Sun Microsystems. With telecommunications, we either added to, or initiated positions in, such names as MCI WorldCom, Lucent Technologies, Tellabs and Sprint.

         Financial stocks garnered our attention after being beaten down in price during last year's global turmoil. Favorable demographics and market trends give the sector strong rebound potential with the prospect of higher earnings-per-share growth. We increased the Fund's weighting in financial intermediaries, adding stakes in American Express, Citigroup, Bank of America, Merrill Lynch and Providian Financial. Brisk merger and acquisition activity across the industry should also give an upward bias to stock prices.


Select Industrials

In response to a broadening of the market late in the period, we purchased several large growth conglomerates that are positioned to capitalize on the resiliency of the U.S. economy and rebounding world economies. New holdings include Textron, AlliedSignal and United Technologies -- all of which look extremely attractive on a risk/reward basis given their proven ability to adapt to changing market environments.

Outlook

We approach the final months of 1999 with a positive view, although we are not without caution, given the market's recent preference for more economically sensitive value stocks over certain of the growth stocks that have led the market in the recent past. While we make no guarantees, our research suggests that the U.S. economy should continue to post strong growth with no inflationary forces on the near-term horizon. This should allow corporate earnings to remain positive, particularly as the economies of Asia have begun to stabilize and recover. While this may result in a more favorable environment than the past two years for economically sensitive value stocks, it is also a great environment to continue investing in growth stocks, especially those with international customers and operations.

"...a positive view, although we are not without caution..."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                   John Hancock Funds - Large Cap Growth Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Large Cap Growth Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended March 31, 1999
                                                    ONE       FIVE       TEN
                                                    YEAR      YEARS     YEARS
                                                  --------  --------  --------
Cumulative Total Returns                           15.51%    132.55%   304.86%
Average Annual Total Returns                       15.51%     18.39%    15.01%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended March 31, 1999
                                                                         SINCE
                                                    ONE       FIVE     INCEPTION
                                                    YEAR      YEARS     (1/3/94)
                                                  --------  --------  ----------
Cumulative Total Returns                           15.81%    134.47%   120.31%
Average Annual Total Returns                       15.81%     18.58%    16.27%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended March 31, 1999
                                                                         SINCE
                                                                       INCEPTION
                                                                        (6/1/98)
                                                                      ----------
Cumulative Total Return                                                24.62%
Average Annual Total Return                                            24.62%(1)


Notes to Performance
(1) Not annualized.

================================================================================

                   John Hancock Funds - Large Cap Growth Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Large Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index. The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is used as a measure of stock market performance. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Large Cap Growth Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $63,281. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund on October 31, 1988, before sales charge, and is equal to $45,363 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Growth Fund, after sales charge, and is equal to $43,108 as of April 30, 1999.

Line chart with the heading John Hancock Large Cap Growth Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $32,035. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund on January 3, 1994, before sales charge, and is equal to $21,765 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Growth Fund, after sales charge, and is equal to $21,665 as of April 30, 1999.

Line chart with the heading John Hancock Large Cap Growth Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $12,396. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Growth Fund on June 1, 1998, before sales charge, and is equal to $12,354 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Growth Fund, after sales charge, and is equal to $12,254 as of April 30, 1999.
--------------------------------------------------------------------------------

============================FINANCIAL STATEMENTS================================

                   John Hancock Funds - Large Cap Growth Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common stocks (cost - $555,776,877).......................     $735,189,382
 Receivable for investments sold ...........................       80,419,297
 Receivable for shares sold ................................          423,494
 Dividends receivable ......................................          365,805
 Interest receivable .......................................               23
 Other assets ..............................................           36,367
                                                                -------------
                       Total Assets ........................      816,434,368
                       ------------------------------------------------------


Liabilities:
 Due to custodian ..........................................        4,321,182
 Payable for shares repurchased ............................          161,852
 Payable for investments purchased .........................       24,202,872
 Bank borrowings outstanding - Note A ......................        6,271,000
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ..................................          484,815
 Accounts payable and accrued expenses .....................           83,400
                                                                -------------
                       Total Liabilities ...................       35,525,121
                       ------------------------------------------------------


Net Assets:
 Capital paid-in ...........................................      516,746,041
 Accumulated net realized gain on investments ..............       88,447,583
 Net unrealized appreciation of investments ................      179,415,287
 Accumulated net investment loss                                   (3,699,664)
                                                                -------------
                       Net Assets ..........................     $780,909,247
                       ======================================================

Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
 interest outstanding  - unlimited number of shares
 authorized with no par value)
 Class A - $468,095,190/19,179,512..........................           $24.41
 ============================================================================

 Class B - $312,039,473/13,438,215 .........................           $23.22
 ============================================================================

 Class C - $774,584/33,380 .................................           $23.20
 ============================================================================

Maximum Offering Price Per Share*
 Class A - ($24.41 x 105.26%) ..............................           $25.69
 ============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Statement of Operations
Six months ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Dividends..................................................       $1,754,972
 Interest...................................................          167,559
                                                                  -----------
                                                                    1,922,531
                                                                  -----------
 Expenses:
  Investment management fee - Note B .......................        2,641,080
  Distribution and service fee - Note B
   Class A .................................................          657,711
   Class B .................................................        1,264,609
   Class C .................................................            1,834
  Transfer agent fee - Note B ..............................          761,522
  Custodian fee ............................................           79,841
  Registration and filing fees .............................           72,466
  Financial services fee - Note B ..........................           50,801
  Auditing fee .............................................           22,094
  Printing .................................................           20,953
  Trustees' fees ...........................................           15,206
  Miscellaneous ............................................            7,342
  Interest expense - Note A ................................            5,831
  Legal fees ...............................................            1,575
                                                                  -----------
                        Total Expenses .....................        5,602,865
                        -----------------------------------------------------

                        Net Investment Loss ................       (3,680,334)
                        -----------------------------------------------------

Realized and Unrealized Gain on Investments:
 Net realized gain on investments sold......................       88,556,646
 Change in net unrealized appreciation/depreciation
  of investments............................................       58,597,017
                                                                  -----------
                        Net Realized and Unrealized
                        Gain on Investments.................      147,153,663
                        -----------------------------------------------------
                        Net Increase in Net Assets
                        Resulting from Operations...........     $143,473,329
                        =====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

                   John Hancock Funds - Large Cap Growth Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                                                        SIX MONTHS ENDED
                                                                           YEAR ENDED                    APRIL 30, 1999
                                                                        OCTOBER 31, 1998                   (UNAUDITED)
                                                                        ----------------                ----------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment loss.................................................      ($4,311,745)                   ($3,680,334)
 Net realized gain on investments sold ..............................       91,144,971                     88,556,646
 Change in net unrealized appreciation/depreciation of investments...      (38,147,156)                    58,597,017
                                                                         -------------                  -------------
  Net Increase in Net Assets Resulting from Operations...............       48,686,070                    143,473,329
                                                                         -------------                  -------------
Distributions to Shareholders:
 Distributions from net realized gain on investments sold
  Class A - ($4.1588 and $2.7100 per share, respectively)............      (52,605,912)                   (45,972,496)
  Class B - ($4.1588 and $2.7100 per share, respectively)............       (6,547,479)                   (27,759,800)
  Class C ** - (none and $2.7100 per share, respectively)............          --                             (27,033)
                                                                         -------------                  -------------
  Total Distributions to Shareholders................................      (59,153,391)                   (73,759,329)
                                                                         -------------                  -------------
From Fund Share Transactions - Net: * ...............................      270,160,343                    112,004,440
                                                                         -------------                  -------------
Net Assets:
 Beginning of period.................................................      339,497,785                    599,190,807
                                                                         -------------                  -------------
 End of period (including accumulated net investment loss
  of $19,330 and $3,699,664, respectively) ..........................     $599,190,807                   $780,909,247
                                                                         =============                  =============



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS

================================FINANCIAL STATEMENTS============================

                   John Hancock Funds - Large Cap rowth Fund

Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:


                                                                                                           SIX MONTHS ENDED
                                                                     YEAR ENDED                             APRIL 30, 1999
                                                                  OCTOBER 31, 1998                            (UNAUDITED)
                                                             -------------------------                -------------------------
                                                              SHARES           AMOUNT                  SHARES           AMOUNT
                                                             --------         --------                --------         --------

CLASS A
 Shares sold ..........................................     6,396,870       $142,420,669              6,728,827     $161,594,108
 Shares issued in reorganization - Note D .............     3,892,361         81,397,839                 --              --
 Shares reinvested ....................................     2,338,784         48,248,711              2,130,770       42,892,404
                                                          -----------      -------------            -----------     ------------
                                                           12,628,015        272,067,219              8,859,597      204,486,512
 Less shares repurchased ..............................    (7,925,886)      (175,825,692)            (6,815,767)    (163,762,610)
                                                          -----------      -------------            -----------     ------------
 Net increase .........................................     4,702,129        $96,241,527              2,043,830      $40,723,902
                                                          ===========      =============            ===========     ============
CLASS B
 Shares sold ..........................................     2,092,555        $44,843,569              4,087,847      $92,820,531
 Shares issued in reorganization - Note D .............     9,479,759        191,455,100                 --              --
 Shares reinvested ....................................       307,784          6,131,792              1,263,836       24,278,017
                                                          -----------      -------------            -----------     ------------
                                                           11,880,098        242,430,461              5,351,683      117,098,548
 Less shares repurchased ..............................    (3,244,695)       (68,713,094)            (2,086,298)     (46,417,484)
                                                          -----------      -------------            -----------     ------------
 Net increase .........................................     8,635,403       $173,717,367              3,265,385      $70,681,064
                                                          ===========      =============            ===========     ============
CLASS C **
 Shares sold ..........................................        20,303           $456,292                 28,300         $646,605
 Shares reinvested ....................................        --                 --                      1,368           26,263
                                                          -----------      -------------            -----------     ------------
                                                               20,303            456,292                 29,668          672,868
 Less shares repurchased ..............................       (13,181)          (254,843)                (3,410)         (73,394)
                                                          -----------      -------------            -----------     ------------
 Net increase .........................................         7,122           $201,449                 26,258         $599,474
                                                          ===========      =============            ===========     ============

** Class C shares commenced operations on June 1, 1998.


                       SEE NOTES TO FINANCIAL STAATEMENTS

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Large Cap Growth Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------


                                         YEAR ENDED DECEMBER 31,       PERIOD FROM       YEAR ENDED OCTOBER 31,     SIX MONTHS ENDED
                                     ----------------------------   JANUARY 1, 1996 TO  ------------------------     APRIL 30, 1999
                                     1993         1994      1995    October 31, 1996(7)   1997            1998         (UNAUDITED)
                                    ------      --------   ------   ------------------- -------         --------    ----------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of
 Period.........................    $17.32       $17.40    $15.89          $19.51        $23.28         $24.37           $22.27
                                  --------     --------   -------         -------      --------       --------         --------
 Net Investment Loss............     (0.11)       (0.10)    (0.09)(1)       (0.13)(1)     (0.12)(1)      (0.11)(1)        (0.09)(1)
 Net Realized and Unrealized Gain
  (Loss) on Investments ........      2.33        (1.21)     4.40            3.90          3.49           2.17             4.94
                                  --------     ---------  -------         -------      --------       --------         --------
  Total from Investment
   Operations..................       2.22        (1.31)     4.31            3.77          3.37           2.06             4.85
                                 ---------     ---------  -------         -------      --------       --------         --------
 Less Distributions:
   Distributions from Net
    Realized Gain on
     Investments Sold..........      (2.14)       (0.20)    (0.69)           --           (2.28)         (4.16)           (2.71)
                                 ---------     --------   -------         -------      --------       --------         --------
 Net Asset Value, End of Period     $17.40       $15.89    $19.51          $23.28        $24.37         $22.27           $24.41
                                 =========     ========   =======         =======      ========       ========         ========
 Total Investment Return at
  Net Asset Value(2)...........     13.03%       (7.50%)   27.17%          19.32%(5)     16.05%          9.80%           24.37%(5)

Ratios and Supplemental Data
 Net Assets, End of Period
  (000s omitted)...............   $162,937     $146,466  $241,700        $279,425      $303,067       $381,591         $468,095
 Ratio of Expenses to Average
  Net Assets ..................      1.56%        1.65%     1.48%           1.48%(6)      1.44%          1.40%            1.34%(6)
 Ratio of Net Investment Loss to
  Average Net Assets...........     (0.67%)      (0.64%)   (0.46%)         (0.73%)(6)    (0.51%)        (0.50%)          (0.80%)(6)
 Portfolio Turnover Rate ......        68%          52%       68%(3)          59%          133%           153%(3)          109%


                                            YEAR ENDED DECEMBER 31,    PERIOD FROM       YEAR ENDED OCTOBER 31,     SIX MONTHS ENDED
                                          -------------------------- JANUARY 1, 1996 TO ------------------------     APRIL 30, 1999
                                           1994(4)           1995    October 31, 1996(7)  1997           1998          (UNAUDITED)
                                          ---------        --------- ------------------ --------       ---------   -----------------
CLASS B
 Per Share Operating Performance
  Net Asset Value, Beginning of Period...   $17.16           $15.83         $19.25       $22.83          $23.70          $21.38
                                          --------         --------       --------     --------        --------        --------
  Net Investment Loss(1).................    (0.20)           (0.26)         (0.26)       (0.27)          (0.25)          (0.16)
  Net Realized and Unrealized Gain
  (Loss) on Investments..................    (0.93)            4.37           3.84         3.42            2.09            4.71
                                          --------         --------       --------     --------        --------        --------
   Total from Investment Operations......    (1.13)            4.11           3.58         3.15            1.84            4.55
                                          --------         --------       --------     --------        --------        --------
  Less Distributions:
   Distributions from Net Realized Gain
    on Investments Sold .................    (0.20)           (0.69)           --         (2.28)          (4.16)          (2.71)
                                          --------         --------       --------     --------        --------        --------
  Net Asset Value, End of Period ........   $15.83           $19.25         $22.83       $23.70          $21.38          $23.22
                                          ========         ========       ========     ========        ========        ========
  Total Investment Return at
   Net Asset Value(2)....................   (6.56%)(5)       26.01%         18.60%(5)    15.33%           9.04%          23.93%(5)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)   $3,807          $15,913        $25,474      $36,430        $217,448        $312,039
 Ratio of Expenses to Average Net Assets     2.38%(6)         2.31%          2.18%(6)     2.13%           2.08%           1.99%(6)
 Ratio of Net Investment Loss to
  Average Net Assets.....................   (1.25%)(6)       (1.39%)        (1.42%)(6)   (1.20%)         (1.16%)         (1.45%)(6)
 Portfolio Turnover Rate.................      52%              68%(3)         59%         133%            153%(3)         109%


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Large Cap Growth Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                  PERIOD FROM
                                                                 JUNE 1, 1998
                                                               (COMMENCEMENT OF          SIX MONTHS ENDED
                                                                 OPERATIONS) TO           APRIL 30, 1999
                                                               October 31, 1998             (UNAUDITED)
                                                               ----------------          ----------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period.........................       $21.43                    $21.37
                                                                    -------                   -------
 Net Investment Loss(1) ......................................        (0.10)                    (0.16)
 Net Realized and Unrealized Gain on Investments .............         0.04                      4.70
                                                                    -------                   -------
  Total from Investment Operations ...........................        (0.06)                     4.54
                                                                    -------                   -------
 Less Distributions:
  Distributions from Net Realized Gain on Investments Sold ...          --                      (2.71)
                                                                    -------                   -------
 Net Asset Value, End of Period ..............................       $21.37                    $23.20
                                                                    =======                   =======
 Total Investment Return at Net Asset Value(2) ...............       (0.28%)(5)                23.89%(5)
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ....................         $152                      $775
 Ratio of Expenses to Average Net Assets .....................        2.10%(6)                  2.04%(6)
 Ratio of Net Investment Loss to Average Net Assets ..........       (1.14%)(6)                (1.50%)(6)
 Portfolio Turnover Rate .....................................         153%(3)                   109%

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Portfolio turnover rate excludes merger activity.
(4) Class B shares commenced operations on January 3, 1994.
(5) Not annualized.
(6) Annualized.
(7) Effective October 31, 1996, the fiscal period end changed from December 31 to October 31.



The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                   John Hancock Funds - Large Cap Growth Fund

Schedule of Investments
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Large Cap Growth Fund on April 30, 1999. It consists of common stocks which are broken down by industry group.

                                                                    MARKET
ISSUER, DESCRIPTION                      NUMBER OF SHARES            VALUE
-------------------                      ----------------            -----

COMMON STOCKS
Aerospace (4.17%)
 United Technologies Corp. ............       225,000              $32,596,875
                                                                  ------------
Banks - United States (9.70%)
 Bank of America Corp. ................       390,000               28,080,000
 Citigroup, Inc. ......................       450,000               33,862,500
 Wells Fargo Co. ......................       320,000               13,820,000
                                                                  ------------
                                                                    75,762,500
                                                                  ------------
Broker Services (3.31%)
 Donaldson, Lufkin & Jenrette, Inc. ...       100,000                6,993,750
 Merrill Lynch & Co., Inc. ............       225,000               18,885,937
                                                                  ------------
                                                                    25,879,687
                                                                  ------------
Computers (17.15%)
 America Online, Inc.* ................       130,000               18,557,500
 Cisco Systems, Inc.* .................       200,000               22,812,500
 Dell Computer Corp.* .................       275,000               11,326,562
 EMC Corp.* ...........................       175,000               19,064,062
 International Business Machines Corp.         75,000               15,689,063
 Microsoft Corp.* .....................       355,000               28,865,937
 Novell, Inc.* ........................       275,000                6,118,750
 Sun Microsystems, Inc.* ..............       100,000                5,981,250
 Unisys Corp.* ........................       175,000                5,501,562
                                                                  ------------
                                                                   133,917,186
                                                                  ------------
Diversified Operations (9.07%)
 AlliedSignal, Inc. ...................       425,000               24,968,750
 Textron, Inc. ........................       145,000               13,358,125
 Tyco International Ltd. ..............       400,000               32,500,000
                                                                  ------------
                                                                    70,826,875
                                                                  ------------
Electronics (4.03%)
 General Electric Co. .................       150,000               15,825,000
 Intel Corp. ..........................       255,000               15,602,812
                                                                  ------------
                                                                    31,427,812
                                                                  ------------
Finance (13.59%)
 American Express Co. .................       265,000               34,632,188
 Associates First Capital Corp. (Class A)     375,000               16,617,188
 Capital One Financial Corp. ..........        80,000               13,895,000


Finance (continued)
 Morgan Stanley Dean Witter & Co. .....       185,000              $18,349,688
 Providian Financial Corp. ............       175,000               22,585,938
                                                                  ------------
                                                                   106,080,002
                                                                  ------------
Media (2.82%)
 Time Warner, Inc. ....................       315,000               22,050,000
                                                                  ------------
Medical (2.55%)
 Johnson & Johnson ....................       150,000               14,625,000
 Merck & Co., Inc. ....................        75,000                5,268,750
                                                                  ------------
                                                                    19,893,750
                                                                  ------------
Oil & Gas (3.57%)
 Halliburton Co. ......................       200,000                8,525,000
 Phillips Petroleum Co. ...............       180,000                9,112,500
 Schlumberger Ltd. ....................       160,000               10,220,000
                                                                  ------------
                                                                    27,857,500
                                                                  ------------
Retail (11.18%)
 Amazon.com, Inc.* ....................        55,000                9,463,438
 Costco Cos., Inc.* ...................       200,000               16,187,500
 Home Depot, Inc. (The) ...............       400,000               23,975,000
 Lowe's Cos., Inc. ....................       100,000                5,275,000
 McDonald's Corp. .....................       100,000                4,237,500
 Office Depot, Inc.* ..................       100,000                2,200,000
 Wal-Mart Stores, Inc. ................       565,000               25,990,000
                                                                  ------------
                                                                    87,328,438
                                                                  ------------
Telecommunications (13.01%)
 AT&T Corp. ...........................       200,000               10,100,000
 Lucent Technologies, Inc. ............       480,000               28,860,000
 MCI WorldCom, Inc.* ..................       325,000               26,710,938
 Sprint Corp. .........................       190,000               19,486,875
 Tellabs, Inc.* .......................       150,000               16,410,945
                                                                  ------------
                                                                   101,568,758
                                                                  ------------
                   TOTAL COMMON STOCKS
                   (Cost $555,776,877)        (94.15%)             735,189,382
                                             --------             ------------
                     TOTAL INVESTMENTS        (94.15%)             735,189,382
                                             --------             ------------
     OTHER ASSETS AND LIABILITIES, NET         (5.85%)              45,719,865
                                             --------             ------------
                      TOTAL NET ASSETS       (100.00%)            $780,909,247
                                             ========             ============

* Non-income producing security.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Large Cap Growth Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Investment Trust III (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of five series: John Hancock Large Cap Growth Fund (the "Fund"), John Hancock Global Fund, John Hancock Short-Term Strategic Income Fund, John Hancock Mid Cap Growth Fund and John Hancock International Fund. Prior to June 1, 1999, the Fund was known as John Hancock Growth Fund and the John Hancock Mid Cap Growth Fund was known as John Hancock Special Opportunities Fund. The other four series of the Trust are reported in separate financial statements. The investment objective of the Fund is to seek long-term capital appreciation.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Large Cap Growth Fund

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Advisor in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The maximum loan balance outstanding during the period amounted to $6,579,000. The annualized interest rate charged during the period ranged from 5.375% thru 5.625%. At April 30, 1999, the borrowings outstanding amounted to $6,271,000.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $305,858. Out of this amount, $39,847 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $152,131 was paid as sales commissions to unrelated broker-dealers and $113,880 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1999, contingent deferred sales charges amounted to $277,134.

         Class C shares which are redeemed within one year of purchase will be subject to a contingent deferred sales charge ("CDSC") at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 1999, there were no contingent deferred sales charges.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Large Cap Growth Fund

net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1999, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $2,782.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term obligations, during the period ended April 30, 1999, aggregated $765,383,107 and $760,494,076, respectively.

         The cost of investments owned at April 30, 1999 for federal income tax purposes was $555,885,940. Gross unrealized appreciation and depreciation of investments aggregated $186,033,952 and $6,730,510, respectively, resulting in net unrealized appreciation of $179,303,442.

NOTE D -
REORGANIZATION

On November 12, 1997, the shareholders of John Hancock Disciplined Growth Fund (JHDGF) and John Hancock Discover Fund (JHDF) approved a plan of reorganization between JHDGF and the Fund and JHDF and the Fund, providing for the transfer of substantially all of the assets and liabilities of JHDGF and JHDF to the Fund in exchange solely for Class A and Class B shares of the Fund. The acquisition of JHDGF was accounted for as a tax free exchange of 1,825,089 Class A shares and 5,012,295 Class B shares of the Fund (valued at $38,166,628 and $101,229,305, respectively) for the 2,318,348 Class A shares and 6,305,496 Class B shares of JHDGF, including $42,164,993 of unrealized appreciation, after the close of business at December 5, 1997. The acquisition of JHDF was accounted for as a tax free exchange of 2,067,272 Class A shares and 4,467,464 Class B shares of the Fund (valued at $43,231,211 and $90,225,795, respectively) for the 2,567,733
Class A shares and 5,636,912 Class B shares of JHDF, including $31,282,553 of unrealized appreciation, after the close of business at December 5, 1997. The aggregate net assets of JHDGF, JHDF and the Fund were $139,395,933, $133,457,006 and $350,721,840, respectively, immediately before the acquisition.

======================================NOTES=====================================

                   John Hancock Funds - Large Cap Growth Fund

======================================NOTES=====================================

                   John Hancock Funds - Large Cap Growth Fund

======================================NOTES=====================================

                   John Hancock Funds - Large Cap Growth Fund

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                       ----------------
       A Global Investment Management Firm                          Bulk Rate
                                                                   U.S. Postage
       101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                   PAID
       1-800-225-5291  1-800-554-6713 (TDD)                       Randolph, MA
       INTERNET: www.jhancock.com/funds                           Permit No. 75
                                                                ----------------









--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Large Cap Growth Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      200SA 4/99
                                                                            6/99

                             The latest report from
                          your Fund's management team


                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------




                                [GRAPHIC OMITTED]








                                 International
                                      Fund




                                 APRIL 30, 1999






                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                        -------------------------------

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove
                               Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                               William F. Glavin
                                Anne C. Hodsdon
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                              Richard S. Scipione
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                   -----------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements are nearly done, and the tests of all our systems are on schedule for completion by the end of July. The rest of 1999 will be spent testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
-------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

         By Miren Etcheverry, John L.F. Wills and Gerardo J. Espinoza,
                               Portfolio Managers

                                  John Hancock
                               International Fund

            Foreign stock markets advance as global turmoil subsides
            --------------------------------------------------------

Overseas markets gained ground over the last six months, as last summer's global economic turmoil began to subside. The move up was volatile, however, while investors sorted through the economic developments and market leadership changed hands. Perhaps the biggest story during the period was the resurgence in March and April of Japan and the recession ravaged emerging Asian and Latin American stock markets. In Japan, foreign investors long underweighted in the second largest market began pouring money back in after a bank rescue program was implemented and several large corporate restructurings were announced.

         Brazil's ability to control the effects of its currency's devaluation in January was the spark for renewed investor confidence that emerging markets worldwide were coming out of last summer's woods. A strong U.S. economy and stock market, and rising commodity prices also helped the commodity-dependent emerging markets of Latin America stage their dramatic rebound. The rally was still not enough, however, to bring them back to their levels of a year ago. Europe, which had dominated overseas markets last year, took a breather in the last several months because of a slowdown in economic growth and the unexpected decline in value of the new euro common currency since its January 1 debut.

Stability: A mixed blessing

For the six months ended April 30, 1999, John Hancock International Fund's Class A, Class B and Class C shares posted total returns of

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock International Fund. Caption below reads "Fund management team members (l-r):
"John Wills, Gerardo Esponoza, Jean-Marc Berteaux and Miren Etcheverry."]
--------------------------------------------------------------------------------

"Overseas markets gained ground over the last six months..."

================================================================================

                    John Hancock Funds - International Fund


"...we increased our stake in Japan gradually over the period..."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into nine sections (from top to left): Continental Europe 49%, Hong Kong 1%, Latin America 1%, Canada 1%, Singapore 1%, Short-Term Investments and Other 2%, Australia 3%, Japan 20% and U.K. & Ireland 22%. A note below the chart reads "As a percentage of net assets on April 30, 1999."]
--------------------------------------------------------------------------------

13.62%, 13.22% and 13.22%, respectively, at net asset value. By comparison, the Morgan Stanley Capital International (MSCI) All Country World Free Ex-U.S. Index returned 17.17% and the average international fund returned 15.11%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

         Given the fluctuating world markets over the last year, we sought to maintain a portfolio that represented stability in a volatile world. As a result, we kept an overweighting in Europe and in the blue-chip names. While this helped the Fund in the first half of the period, it detracted from our performance in 1999, when Europe's economic growth slowed and the value of the euro fell by 12% versus the dollar. At the sector

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent
Performance...and What's Behind the Numbers". The first listing is Nokia followed by an up arrow with the phrase "Growing cell-phone demand." The second listing is Royal Philips Electronics followed by an up arrow with the phrase "Market reacts positively to company restructuring." The third listing is Nestle followed by a down arrow with the phrase "Hurt by slowing emerging-market economies." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

level, our overweighting in European utility, food and household product companies such as Danone and Nestle held us back. Food companies were hurt by their exposure to slowing emerging markets, and utility companies lagged when good economic news sent investors into less defensive sectors.

Europe stays overweighted

Nevertheless, we are maintaining an overweighting in Europe, because we still believe in the long-term opportunities stemming from corporate restructuring. Indeed our European companies involved in restructurings or mergers continued to be our top performers. These included Royal Philips Electronics, Mannesmann and Vodafone. Our top holding, Nokia, was also our top performer, given its dominant position in the fast-growing cellular phone market. We pared our European holdings slightly to take advantage of opportunities in Japan and to move out of weaker markets. While we still like France, we slightly reduced our overweighting there, and moved out of Belgium's more defensive utility companies. We also cut our stake in Germany, given its heavy emphasis on manufacturing and exports, which could be stung by the Continent's slowdown. That said, we have increased our stake in the U.K. because of signs of a growing economy and the enhanced prospects of its joining the European commission, which bodes well for lower interest rates.

Make room for Japan, Hong Kong

Following our cautious approach, we increased our stake in Japan gradually over the period, yet we still moved from an 8% position last November to 20% of the Fund's net assets by the end of April, through a combination of additional purchases and good performance. Announcements

================================================================================

                    John Hancock Funds - International Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended April 30, 1999." The chart is scaled in increments of 5% with 0% at the bottom and 20% at the top. The first bar represents the 13.62% total return for John Hancock International Fund Class A. The second bar represents the 13.22% total return for John Hancock International Fund Class B. The third bar represents the 13.22% total return for John Hancock International Fund Class C and the fourth bar represents the 15.11% total return for Average international fund. A note below the chart reads "Total returns for John Hancock International Fund are at net asset value with all distributions reinvested. The average international fund is tracked by Lipper, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

of several important corporate restructurings, including Fund holdings Sony and NTT Data Corp., suggest that Japan is finally moving in the right direction by placing more emphasis on shareholder value. We increased our stake in these and other companies proactively pursuing restructurings. We also upped our holdings in financial stocks, introducing a position in Sakura Bank and adding to our positions in Bank of Tokyo-Mitsubishi and Nomura Securities, given the positive implications of the bank recapitalization program. Another sector we targeted was housing and construction, including Daiwa House Industry and Sekisui House, since they are benefiting from government efforts to stimulate the economy.

         During the period, we re-established an underweighted 1% position in Hong Kong, with the purchase of several blue-chip real estate and conglomerate companies that are representative of the market. We are returning slowly to the emerging markets, only after careful analysis and deliberation. This period, we re-entered Brazil with our purchase of its high-quality Telecomunicacoes Brasileiras communications company.

Positive outlook

Our optimism is growing about the prospects for international equities. Better-than-expected world economic growth and the re-emergence of Asia and the emerging markets are bolstering our enthusiasm. We will maintain a strong presence in Europe, where we see the recent pullback as simply a normal market correction following a period of sustained strength. Our belief in this region has been reinforced by the European Central Bank's recent interest-rate cuts and by current economic forecasts of stronger growth later this year. Now that we have risen to a more average weighting in Japan, we will keep it fairly steady, with a diverse portfolio that emphasizes companies that are restructuring or will benefit from any domestic economic recovery. In Latin America, it appears the economic slowdown will be less pronounced than expected. This, plus the speed of reforms taking place there and in Asia, leaves us more favorably inclined toward these markets.

"Our optimism is growing about the prospects for international equities."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                    John Hancock Funds - International Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock International Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                    YEAR     YEARS    (1/3/94)
                                                   -------  -------   --------

Cumulative Total Returns                           (0.70%)   20.08%     12.30%
Average Annual Total Returns(1)                    (0.70%)    3.73%      2.24%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                    YEAR     YEARS    (1/3/94)
                                                   -------  -------   --------

Cumulative Total Returns                           (1.19%)   19.79%     12.91%
Average Annual Total Returns(1)                    (1.19%)    3.68%      2.34%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                        SINCE
                                                                      INCEPTION
                                                                      (6/1/98)
                                                                      --------
Cumulative Total Return                                                 0.92%
Average Annual Total Return(1)                                          0.92%(2)

Notes to Performance

(1) Effective January 3, 1994, the Adviser has temporarily voluntarily undertaken to limit the Fund's expenses, including the management fee (but not including the transfer agent fee and 12b-1 fee) to 0.90% of the Fund's daily net asset value. Without the limitations of expenses, the average annual total return for the one-year period, five-year period and since inception would have been (2.54%), 1.74% and 0.23% for Class A shares and (3.03%), 1.69% and 0.33% for Class B shares. The cumulative total return since inception would have been (0.72%) for Class C shares.

(2) Not annualized.

================================================================================

                    John Hancock Funds - International Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock International Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (msCi) All Country World Free Ex-U.S. Index, which measures the performance of a broad range of developed and emerging stock markets around the world. The index represents "free" securities that are traded freely on equity exchanges around the world. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock International Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI All Country World-Ex U.S. Free Index and is equal to $21,602. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Fund on January 3, 1994, before sales charge, and is equal to $12,004 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock International Fund, after sales charge, and is equal to $11,401.

Line chart with the heading John Hancock International Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI All Country World-Ex U.S. Free Index and is equal to $21,602. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Fund on January 3, 1994, before sales charge, and is equal to $11,558 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock International Fund, after sales charge, and is equal to $11,458.

Line chart with the heading John Hancock International Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI All Country World-Ex U.S. Free Index and is equal to $11,732. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Fund on June 1, 1998, before sales charge, and is equal to $10,342 as of April 30, 1999. The third line represents the value of the same hypothetical investment made in the John Hancock International Fund, after sales charge, and is equal to $10,242.
--------------------------------------------------------------------------------

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common stocks, rights and warrants
   (cost - $13,661,282) ..................................        $15,455,913
  Short-term investments (cost - $3,077,718) - Note A ....          3,077,718
                                                               --------------
                                                                   18,533,631
Cash .....................................................                667
 Foreign currency, at value (cost - $2,241) ..............              2,237
 Receivable for investments sold .........................            204,982
 Receivable for shares sold ..............................              2,729
 Dividends receivable ....................................             38,764
 Foreign tax receivable ..................................             12,773
 Interest receivable .....................................                 23
 Receivable from John Hancock Advisers, Inc.
  and affiliates - Note B ................................              7,637
 Other assets ............................................                562
                                                               --------------
                        Total Assets .....................         18,804,005
                        -----------------------------------------------------
Liabilities:
 Payable for investments purchased .......................            148,570
 Payable upon return of securities on loan - Note A ......          2,918,718
 Accounts payable and accrued expenses ...................             54,342
                                                               --------------
                        Total Liabilities ................          3,121,630
                        -----------------------------------------------------
Net Assets:
 Capital paid-in .........................................         13,378,661
 Accumulated net realized gain on investments
  and foreign currency transactions ......................            659,869
 Net unrealized appreciation of investments
  and foreign currency transactions ......................          1,793,579
 Accumulated net investment loss .........................           (149,734)
                                                               --------------
                        Net Assets .......................        $15,682,375
                        =====================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of
  beneficial interest outstanding - unlimited
  number of shares authorized with no par value)
 Class A - $6,473,888/646,967 ............................             $10.01
 ============================================================================
 Class B - $9,171,148/947,727 ............................              $9.68
 ============================================================================
 Class C - $37,339/3,859 .................................              $9.68
 ============================================================================
Maximum Offering Price Per Share*
 Class A - ($10.01 x 105.26%) ............................             $10.54
 ============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Dividends (net of foreign withholding taxes of $10,161) .            $88,605
 Interest (including income on securities loaned..........
  of $3,047)                                                            9,813
                                                               --------------
                                                                       98,418
                                                               --------------
Expenses:
 Investment management fee - Note B ......................             78,399
 Distribution and service fee - Note B
  Class A ................................................              9,541
  Class B ................................................             45,665
  Class C ................................................                143
 Custodian fee ...........................................             62,929
 Transfer agent fee - Note B .............................             52,893
 Registration and filing fees ............................             40,039
 Auditing fee ............................................             18,341
 Printing ................................................              5,361
 Organization expense - Note A ...........................              4,039
 Financial services fee - Note B .........................              1,130
 Trustees' fees ..........................................                388
 Miscellaneous ...........................................                279
 Legal fees ..............................................                261
                                                               --------------
                        Total Expenses ...................            319,408
                        -----------------------------------------------------
                        Less Expense Reductions
                        - Note B .........................           (154,298)
                        -----------------------------------------------------
                        Net Expenses .....................            165,110
                        -----------------------------------------------------
                        Net Investment Loss ..............            (66,692)
                        -----------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
 Net realized gain on investments sold ...................            625,551
 Net realized gain on foreign currency transactions.......             35,260
 Change in net unrealized appreciation/depreciation
  of investments..........................................          1,431,801
 Change in net unrealized appreciation/depreciation
  of foreign currency transactions........................             (3,230)
                                                               --------------
                        Net Realized and Unrealized
                        Gain on Investments and
                        Foreign Currency Transactions ....          2,089,382
                        -----------------------------------------------------
                        Net Increase in Net Assets
                        Resulting from Operations.........         $2,022,690
                        =====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                                 SIX MONTHS ENDED
                                                                                          YEAR ENDED              APRIL 30, 1999
                                                                                       OCTOBER 31, 1998             (UNAUDITED)
                                                                                       ----------------          ----------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment loss ...............................................................       ($61,776)                 ($66,692)
 Net realized gain (loss) on investments sold and foreign currency transactions.....        (20,135)                  660,811
 Change in net unrealized appreciation/depreciation of investments and
  foreign currency transactions.....................................................        522,994                 1,428,571
                                                                                        -----------             -------------
  Net Increase in Net Assets Resulting from Operations..............................        441,083                 2,022,690
                                                                                        -----------             -------------
Distributions to Shareholders:
 Distributions from net realized gain on investments sold and foreign currency transactions
  Class A - ($0.0676 and none per share, respectively) .............................        (42,230)                   --
  Class B - ($0.0676 and none per share, respectively) .............................        (68,630)                   --
                                                                                        -----------             -------------
  Total Distributions to Shareholders...............................................       (110,860)                   --
                                                                                        -----------             -------------
From Fund Share Transactions - Net:* ...............................................      1,850,363                (2,199,706)
                                                                                        -----------             -------------
 Net Assets:
  Beginning of period ..............................................................     13,678,805                15,859,391
                                                                                        -----------             -------------
 End of period (including accumulated net investment loss of $83,042 and
  $149,734, respectively)...........................................................    $15,859,391               $15,682,375
                                                                                        ===========             =============

* Analysis of Fund Share Transactions:

                                                                                                         SIX MONTHS ENDED
                                                                           YEAR ENDED                     APRIL 30, 1999
                                                                        OCTOBER 31, 1998                  (UNAUDITED)
                                                                   -------------------------        -------------------------
                                                                     SHARES         AMOUNT             SHARES        AMOUNT
                                                                   -----------    -----------        -----------    ----------
CLASS A
 Shares sold....................................................     1,291,951    $11,453,795         948,008      $9,282,617
 Shares issued to shareholders in reinvestment of distributions.         5,131         43,600            --             --
                                                                   -----------    -----------       ---------     -----------
                                                                     1,297,082     11,497,395         948,008       9,282,617
 Less shares repurchased .......................................    (1,193,043)   (10,519,106)       (995,351)     (9,775,976)
                                                                   -----------    -----------       ---------     -----------
 Net increase (decrease) .......................................       104,039       $978,289         (47,343)      ($493,359)
                                                                   ===========    ===========       =========     ===========
CLASS B
 Shares sold ...................................................     1,001,789     $8,906,797         277,578      $2,632,991
 Shares issued to shareholders in reinvestment of distributions          6,391         52,132           --             --
                                                                   -----------    -----------      ----------     -----------
                                                                     1,008,180      8,958,929         277,578       2,632,991
 Less shares repurchased .......................................      (930,993)    (8,113,241)       (467,002)     (4,350,451)
                                                                   -----------    -----------      ----------     -----------
 Net increase (decrease) .......................................        77,187       $845,688        (189,424)    ($1,717,460)
                                                                   ===========    ===========      ==========     ===========
 Shares sold ...................................................         4,321        $40,254           1,639         $15,857
 Less shares repurchased .......................................        (1,605)       (13,868)           (496)         (4,744)
                                                                   -----------    -----------      ----------     -----------
 Net increase ..................................................         2,716        $26,386           1,143         $11,113
                                                                   ===========    ===========      ==========     ===========

** Class C shares commenced operations on June 1, 1998.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------


                                                       FOR THE PERIOD
                                                      JANUARY 3, 1994
                                                       (COMMENCEMENT               YEAR ENDED OCTOBER 31,           SIX MONTHS ENDED
                                                      OF OPERATIONS) TO  _________________________________________   APRIL 30, 1999
                                                      OCTOBER 31, 1994    1995       1996        1997       1998      (UNAUDITED)
                                                      ----------------   -------    -------     -------    -------    -----------

CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period .................      $8.50         $8.65       $8.14      $8.70      $8.41        $8.81
                                                          -------       -------     -------    -------    -------      -------
Net Investment Income (Loss) .........................       0.07(1)       0.04        0.06(1)   (0.02)(1)   0.00(1,7)   (0.02)(1)
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency Transactions .......       0.08         (0.47)       0.50      (0.26)      0.47         1.22
                                                          -------       -------     -------    -------    -------      -------
Total from Investment Operations .....................       0.15         (0.43)       0.56      (0.28)      0.47         1.20
                                                          -------       -------     -------    -------    -------      -------
Less Distributions:
Dividends from Net Investment Income .................         --         (0.03)         --      (0.01)        --           --
Distributions from Net Realized Gain on
 Investments Sold and Foreign Currency Transactions ..         --         (0.05)         --         --      (0.07)          --
                                                          -------       -------     -------    -------    -------      -------
Total Distributions ..................................         --         (0.08)         --      (0.01)     (0.07)          --
                                                          -------       -------     -------    -------    -------      -------

Net Asset Value, End of Period .......................      $8.65         $8.14       $8.70      $8.41      $8.81       $10.01
                                                          =======       =======     =======    =======    =======      =======
Total Investment Return at Net Asset Value (2) .......      1.77%(3)     (4.96%)      6.88%     (3.22%)     5.61%       13.62%(3)
Total Adjusted Investment Return at
  Net Asset Value (2,4) ..............................     (0.52%)(3)    (8.12%)      5.33%     (4.52%)     3.75%       12.62%(3)

Ratios and Supplemental Data
 Net Assets,  End of Period (000s  omitted) ..........     $4,426        $4,215      $5,098     $4,965     $6,116       $6,474
 Ratio of Expenses to Average Net Assets .............      1.50%(5)      1.64%       1.75%      1.73%(8)   1.79%(8)     1.70%(5)
 Ratio of Adjusted Expenses to Average Net Assets (6)       3.79%(5)      4.80%       3.30%      3.03%(8)   3.65%(8)     3.72%(5)
 Ratio of Net Investment Income (Loss) to
  Average Net Assets .................................      1.02%(5)      0.56%       0.68%     (0.16%)     0.04%       (0.41%)(5)
 Ratio of Adjusted Net Investment Loss to
  Average Net Assets (6) .............................     (1.27%)(5)    (2.60%)     (0.87%)    (1.46%)    (1.82%)      (2.43%)(5)
 Portfolio Turnover Rate 50% 69% 83% 169% 129%8%
 Fee Reduction Per Share (1) .........................      $0.16         $0.25       $0.14      $0.12      $0.17        $0.09



The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: the net investment income, gains (losses), distributions of the Fund and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the commencement of operations. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                       FOR THE PERIOD
                                                      JANUARY 3, 1994
                                                       (COMMENCEMENT               YEAR ENDED OCTOBER 31,           SIX MONTHS ENDED
                                                      OF OPERATIONS) TO  _________________________________________   APRIL 30, 1999
                                                      OCTOBER 31, 1994    1995       1996        1997       1998      (UNAUDITED)
                                                      ----------------   -------    -------     -------    -------    -----------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...............       $8.50         $8.61      $8.05       $8.55      $8.22        $8.55
                                                          -------       -------    -------     -------    -------      -------
 Net Investment Income (Loss) .......................        0.02(1)      (0.03)      0.00(1,7)  (0.08)(1)  (0.06)(1)    (0.05)(1)
 Net Realized and Unrealized Gain (Loss) on
  Investments and  Foreign Currency Transactions ....        0.09         (0.48)      0.50       (0.25)      0.46         1.18
                                                          -------       -------    -------     -------    -------      -------
  Total from Investment Operations ..................        0.11         (0.51)      0.50       (0.33)      0.40         1.13
                                                          -------       -------    -------     -------    -------      -------
 Less Distributions:
 Distributions from Net Realized Gain on
  Investments Sold and Foreign Currency Transactions           --         (0.05)        --          --      (0.07)          --
                                                          -------       -------    -------     -------    -------      -------
 Net Asset Value, End of Period .....................       $8.61         $8.05      $8.55       $8.22      $8.55        $9.68
                                                          =======       =======    =======     =======    =======      =======
 Total Investment Return at Net Asset Value (2) .....       1.29%(3)     (5.89%)     6.21%      (3.86%)     4.88%       13.22%(3)
 Total Adjusted Investment Return at Net Asset Value (2,4) (1.00%)(3)    (9.05%)     4.66%      (5.16%)     3.02%       12.22%(3)

Ratios and Supplemental Data
 Net Assets,  End of Period (000s omitted) ..........      $3,948        $3,990     $8,175      $8,713     $9,720       $9,171
 Ratio of Expenses to Average Net Assets ............       2.22%(5)      2.52%      2.45%       2.43%(8)   2.49%(8)     2.39%(5)
 Ratio of Adjusted Expenses to Average Net Assets (6)       4.51%(5)      5.68%      4.00%       3.73%(8)   4.35%(8)     4.41%(5)
 Ratio of Net Investment Income (Loss) to
   Average Net Assets ...............................       0.31%(5)     (0.37%)     0.02%      (0.88%)    (0.66%)      (1.15%)(5)
 Ratio of Adjusted  Net Investment  Loss to
   Average  Net Assets (6) ..........................      (1.98%)(5)    (3.53%)    (1.53%)     (2.18%)    (2.52%)      (3.17%)(5)
 Portfolio Turnover Rate ............................         50%           69%        83%        169%       129%           8%
 Fee Reduction Per Share (1) ........................       $0.16         $0.25      $0.14       $0.12      $0.17        $0.09


                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------



                                                                                  FOR THE PERIOD
                                                                                   JUNE 1, 1998
                                                                                (COMMENCEMENT OF           SIX MONTHS ENDED
                                                                                  OPERATIONS) TO            APRIL 30, 1999
                                                                                 OCTOBER 31, 1998            (UNAUDITED)
                                                                                 ----------------             ---------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..........................................       $9.36                     $8.55
                                                                                     -------                   -------
 Net Investment Loss (1) .......................................................       (0.03)                    (0.05)
 Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions ................................................       (0.78)                     1.18
                                                                                     -------                   -------
  Total from Investment Operations .............................................       (0.81)                     1.13
                                                                                     -------                   -------
 Net Asset Value, End of Period ................................................       $8.55                     $9.68
                                                                                     =======                   =======
 Total Investment Return at Net Asset Value (2) ................................      (8.65%)(3)                13.22%(3)
 Total Adjusted Investment Return at Net Asset Value (2,4) .....................      (9.43%)(3)                12.22%(3)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ......................................         $23                       $37
 Ratio of Expenses to Average Net Assets .......................................       2.29%(5,8)                2.41%(5)
 Ratio of Adjusted Expenses to Average Net Assets (6) ..........................       4.15%(5,8)                4.43%(5)
 Ratio of Net Investment Loss to Average Net Assets ............................      (1.27%)(5)                (1.06%)(5)
 Ratio of Adjusted Net Investment Loss to Average Net Assets (6) ...............      (3.13%)(5)                (3.08%)(5)
 Portfolio Turnover Rate .......................................................        129%                        8%
 Fee Reduction Per Share (1) ...................................................       $0.07                     $0.09




(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) An estimated total return calculation that does not take into consideration management fee reductions and other expense subsidies by the Adviser during the periods shown.
(5) Annualized.
(6) Unreimbursed, without fee reduction.
(7) Less than $0.01 per share.
(8) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.


                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund

Schedule of Investments
April 30, 1999
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the International Fund on April 30, 1999. It's divided into two main categories: common stocks, rights and warrants, and short-term investments. Common stocks, rights and warrants are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.


                                                                        MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES       VALUE
-------------------                              ----------------       -----

COMMON STOCKS
Australia (2.94%)
 Australia & New Zealand Banking Group
  Ltd., American Depositary Receipt
  (ADR) (Banks - Foreign).......................          2               $79
 National Australia Bank, Ltd.
  (Banks - Foreign) ............................      2,922            56,888
 News Corp., Ltd. (The) (Media) ................      6,000            50,282
 News Corp., Ltd. (The) (ADR) (Media) ..........      2,940            95,918
 Normandy Mining Ltd. (Metal) ..................     52,528            45,536
 Telstra Corp., Ltd. (Telecommunications) ......     30,594           166,014
 Westpac Banking Corp., Ltd.
  (Banks - Foreign) ............................      6,000            45,804
                                                                   ----------
                                                                      460,521
                                                                   ----------
Belgium (1.20%)
 Fortis AG (Insurance) .........................      3,582           120,143
 Fortis AG (Certificate De Valeur Garantie)
  (Insurance)* .................................      1,134                12
 Fortis AG (New shares) (Insurance)* ...........        126               647
 Tractebel SA (Utilities) ......................        492            67,619
                                                                   ----------
                                                                      188,421
                                                                   ----------
Brazil (0.90%)
 Telecomunicacoes Brasileiras SA
  (Telecommunications) .........................      1,542           140,611
 Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications) .........................      1,542               120
                                                                   ----------
                                                                      140,731
                                                                   ----------
Canada (1.36%)
 BCE, Inc. (Telecommunications) ................        930            42,415
 Bombardier, Inc. (Diversified Operations) .....     11,035           171,038
 Royal Bank of Canada (Banks - Foreign) ........          1                49
                                                                   ----------
                                                                      213,502
                                                                   ----------


                                                                        MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES       VALUE
-------------------                              ----------------       -----

Denmark (0.90%)
 Novo Nordisk A/S (Medical) ....................        579           $56,787
 Tele Danmark A/S (Telecommunications) .........        825            85,019
                                                                   ----------
                                                                      141,806
                                                                   ----------
Finland (2.08%)
 Nokia AB (Telecommunications) .................      4,240           326,753
                                                                   ----------
France (14.97%)
 Accor SA (Leisure) ............................        303            79,862
 Axa SA (Insurance) ............................      1,140           147,165
 Banque Nationale de Paris
  (Banks - Foreign) ............................      2,583           214,065
 Cap Gemini SA (Computers) .....................        792           121,066
 Carrefour SA (Retail) .........................         54            42,784
 Castorama Dubois  (Retail) ....................        382            91,403
 Danone SA (Food) ..............................        993           265,398
 Elf Aquitaine SA (Oil & Gas) ..................        754           117,089
 Etablissements Economiques du Casino
  Guichard-Perrachon SA (Retail) ...............        815            80,242
 France Telecom SA (Telecommunications) ........      2,320           187,367
 L'Oreal SA (Cosmetics & Personal Care) ........        319           204,217
 Legrand SA (Electronics) ......................        316            75,444
 Pinault-Printemps-Redoute SA (Retail) .........        834           138,323
 Promodes (Retail) .............................         61            38,664
 Schneider SA (Machinery) ......................        500            32,616
 Suez Lyonnaise des Eaux SA
  (Diversified Operations) .....................      1,125           191,340
 Synthelabo SA (Medical) .......................        180            36,794
 Total SA (Oil & Gas) ..........................        759           103,914
 Vivendi SA (Diversified Operations) ...........        770           179,849
                                                                   ----------
                                                                    2,347,602
                                                                   ----------
Germany (4.74%)
 Allianz AG (Insurance) ........................        447           142,372
 Bayerische Hypo- und Vereinsbank AG
  (Banks - Foreign) ............................      1,439            93,794
 DaimlerChrysler AG (Automobile/Trucks) ........        914            90,231
 Deutsche Telekom AG
  (Telecommunications) .........................        730            28,765
 Fresenius AG (Medical) ........................        103            15,669
 Mannesmann AG (Machinery) .....................      1,462           192,439
 Metro AG (Retail) .............................        289            20,883
 VEBA AG (Diversified Operations) ..............      1,397            76,594
 Viag AG (Diversified Operations) ..............        164            83,333
                                                                   ----------
                                                                      744,080
                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES       VALUE
-------------------                              ----------------       -----

Hong Kong (1.19%)
 Cheung Kong Holdings Ltd.
  (Real Estate Operations) .....................      4,000           $36,382
 HSBC Holdings Plc (Banks - Foreign) ...........      1,220            45,331
 Hutchison Whampoa Ltd.
  (Diversified Operations) .....................      4,000            35,866
 New World Development Company Ltd.
  (Real Estate Operations) .....................     13,225            32,760
 Swire Pacific Ltd. (Diversified Operations) ...      6,500            36,479
                                                                   ----------
                                                                      186,818
                                                                   ----------
Ireland (1.36%)
 Allied Irish Banks Plc (ADR)
  (Banks - Foreign) ............................     30,847            91,307
 CRH Plc (Building) ............................      4,267            83,745
 Irish Life Plc (Insurance) ....................      4,197            38,485
                                                                   ----------
                                                                      213,537
                                                                   ----------
Italy (4.21%)
 Alleanza Assicurazioni (Insurance) ............      3,210            38,488
 Assicurazioni Generali SpA (Insurance) ........      1,300            50,607
 Banca Popolare di Brescia SpA
  (Banks - Foreign) ............................      4,000           137,543
 Credito Italiano SpA (Banks - Foreign) ........     13,336            35,220
 Istituto Nazionale delle Assicurazioni SpA
  (Insurance) ..................................     17,024           101,431
 Telecom Italia Mobile SpA
  (Telecommunications) .........................     19,122           203,419
 Telecom Italia SpA (Telecommunications) .......     14,227            72,141
 Unione Immobiliare SpA
  (Real Estate Operations)* ....................     36,708            21,018
                                                                   ----------
                                                                      659,867
                                                                   ----------
Japan (20.09%)
 Bank of Tokyo-Mitsubishi, Ltd.
  (Banks - Foreign) ............................     13,000           191,810
 Credit Saison Co., Ltd. (Finance) .............      1,400            28,605
 Daiwa House Industry Co., Ltd. (Building) .....      6,000            71,596
 Denso Corp. (Automobile/Trucks) ...............      5,000           101,532
 Fuji Photo Film Co., Ltd. (Leisure) ...........      3,000           113,298
 Fujitsu Ltd. (Computers) ......................      8,000           136,995
 Honda Motor Co., Ltd.
  (Automobile/Trucks) ..........................      4,000           176,185
 Ito-Yokado Co., Ltd. (Retail) .................      1,000            61,380
 Kansai Electric Power Co., Inc. (Utilities) ...      6,000           118,322
 Marui Co., Ltd. (Retail) ......................      7,000           116,120
 Matsushita Electric Industrial Co., Ltd.
  (Electronics) ................................     10,000           190,085
 NIDEC Corp. (Machinery) .......................        400            51,918


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES       VALUE
-------------------                              ----------------       -----

Japan (continued)
 Nippon Telegraph & Telephone Corp.
  (Telecommunications) .........................         27          $293,921
 Nomura Securities Co., Ltd. (Finance) .........     18,000           194,138
 NTT Data Corp. (Telecommunications) ...........         33           261,137
 NTT Mobile Communication Network, Inc.
  (Telecommunications) .........................          4           234,467
 Orix Corp. (Leasing Companies) ................      1,600           128,756
 Sakura Bank, Ltd. (Banks - Foreign) ...........     17,000            65,626
 Sankyo Co., Ltd. (Medical) ....................      3,000            62,929
 Secom Co., Ltd.
  (Protection - Safety Equip. & Svc.) ..........      1,000            97,639
 Sekisui House, Ltd. (Building) ................      3,000            33,587
 Sony Corp. (Electronics) ......................      2,100           196,073
 Sumitomo Trust & Banking Co., Ltd.
  (Banks - Foreign) ............................     19,000            93,234
 Takeda Chemical Industries, Ltd. (Medical) ....      3,000           130,380
                                                                   ----------
                                                                    3,149,733
                                                                   ----------
Netherlands (3.16%)
 ABN AMRO Holding NV (ADR)
  (Banks - Foreign) ............................          9               211
 AEGON NV (Insurance) ..........................      2,135           204,679
 KPN NV (Telecommunications) ...................      1,500            62,592
 Royal Philips Electronics NV (Electronics) ....      2,175           187,260
 TNT Post Group NV (Transport)* ................      1,500            40,407
                                                                   ----------
                                                                      495,149
                                                                   ----------
Norway (0.75%)
 Orkla ASA (Diversified Operations) ............      6,996           117,339
                                                                   ----------
Portugal (1.49%)
 Electricidade de Portugal SA (Utilities) ......      3,263            61,357
 Portugal Telecom SA
  (Telecommunications) .........................      4,120           171,701
                                                                   ----------
                                                                      233,058
                                                                   ----------
Singapore (0.81%)
 Overseas-Chinese Banking Corp., Ltd.
  (Banks - Foreign) ............................     10,574            99,114
 Singapore Telecommunications, Ltd.
  (Telecommunications) .........................     15,000            27,766
                                                                   ----------
                                                                      126,880
                                                                   ----------
Spain (6.22%)
 Argentaria SA (Banks - Foreign) ...............      8,532           200,634
 Banco Bilbao Vizcaya SA
  (Banks - Foreign) ............................      4,078            61,001
 Banco Santander SA (Banks - Foreign) ..........         97             2,107
 Endesa SA (Utilities) .........................      6,774           150,563

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES       VALUE
-------------------                              ----------------       -----

Spain (continued)
 Iberdrola SA (Utilities) ......................      6,698           $93,754
 Repsol SA (Oil & Gas) .........................      4,938            80,334
 Telefonica  SA (Telecommunications)* ..........      5,599           262,321
 TelePizza SA (Retail)* ........................     19,700           124,867
                                                                   ----------
                                                                      975,581
                                                                   ----------
Sweden (1.89%)
 Ericsson (LM) Telefonaktiebolaget
  (Telecommunications) .........................      3,154            82,803
 Investor AB (Diversified Operations) ..........      1,701            77,217
 Nordbanken Holding AB (Banks - Foreign) .......     20,515           128,872
 Saab AB (Aerospace)* ..........................        926             7,518
                                                                   ----------
                                                                      296,410
                                                                   ----------
Switzerland (7.70%)
 Adecco SA (Business Services - Misc.) .........        315           158,770
 Barry Callebaut AG (Food)* ....................        211            34,159
 Credit Suisse Group (Banks - Foreign) .........        253            50,162
 Nestle SA (Food) ..............................        141           260,892
 Novartis AG (Medical) .........................         77           112,696
 Roche Holding AG (Medical) ....................         20           235,171
 UBS AG (Banks - Foreign)* .....................        282            95,744
 Zurich Allied AG (Insurance)* .................        404           260,295
                                                                   ----------
                                                                    1,207,889
                                                                   ----------
United Kingdom (20.56%)
 Allied Zurich Plc (Insurance)* ................      8,937           118,466
 Anglian Water Plc (B shares) (Utilities)* .....      5,000             3,700
 BP Amoco Plc (Oil & Gas) ......................      8,306           157,670
 British Aerospace Plc (Aerospace) .............     19,988           149,519
 British American Tobacco Plc (Tobacco) ........      2,974            25,070
 British Telecommunications Plc
  (Telecommunications) .........................     11,698           195,337
 Diageo Plc (Beverages) ........................      9,552           110,023
 Glaxo Wellcome Plc (Medical) ..................      8,552           253,415
 Granada Group Plc
  (Diversified Operations) .....................         96             2,048
 Hanson Plc (Building) .........................      7,851            78,053
 Kingfisher Plc (Retail) .......................     10,000           149,287
 Lloyds TSB Group Plc (Banks - Foreign) ........     20,174           325,188
 Misys Plc (Computers) .........................      4,244            39,462
 Pearson Plc (Media) ...........................      3,515            74,640
 Pennon Group Plc (Utilities) ..................      4,000            60,745
 Prudential Corp. Plc (Insurance) ..............      2,896            41,184
 Royal & Sun Alliance Insurance Group Plc
  (Insurance) ..................................     17,107           147,920
 Royal Bank of Scotland Group Plc
  (Banks - Foreign) ............................      1,879            44,374


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES       VALUE
-------------------                              ----------------       -----

United Kingdom (continued)
 Scottish & Southen Energy Plc (Utilities) .....      8,000           $75,158
 SEMA Group Plc (Computers) ....................     14,474           139,939
 SmithKline Beecham Plc (Medical) ..............     16,361           216,350
 Tesco Plc (Retail) ............................     29,081            86,431
 Thames Water Plc (Utilities) ..................      2,350            32,455
 Unilever Plc (Consumer Products Misc.) ........     29,582           262,927
 Vodafone Group Plc
  (Telecommunications) .........................     16,574           305,287
 WPP Group Plc (Advertising) ...................     14,690           130,211
                                                                   ----------
                                                                    3,224,859
                                                                   ----------
                             TOTAL COMMON STOCKS
                              (Cost $13,661,058)    (98.52%)       15,450,536
                                                    -------        ----------
RIGHTS
Spain (0.03%)
 Telefonica SA (Telecommunications)*............      5,599             5,205
                                                                   ----------
                                    TOTAL RIGHTS
                                       (Cost $0)     (0.03%)            5,205
                                                    -------        ----------
WARRANTS
Germany (0.00%)
 Muenchener Rueckversicherungs-
  Gesellschaft AG (Insurance)*..................          5               172
                                                                   ----------
                                  TOTAL WARRANTS
                                     (Cost $224)     (0.00%)              172
                                                    -------        ----------
                            TOTAL COMMON STOCKS,
                             RIGHTS AND WARRANTS
                              (Cost $13,661,282)    (98.55%)       15,455,913
                                                    -------        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


                                         INTEREST      PAR VALUE       MARKET
ISSUER, DESCRIPTION                        RATE      (000s OMITTED)    VALUE
-------------------                        ----      --------------    -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.02%)
 Investment in a joint repurchase
  agreement transaction with
  SBC Warburg, Inc. - Dated
  04-30-99, due 05-03-99
  (Secured by U.S. Treasury Bonds,
  6.875% thru 13.875% due
  05-15-11 thru 08-15-25)
  - Note A ...........................     4.89%         $159         $159,000
                                                                  ------------
Non-Cash Security Lending Collateral (0.58%)
 U.S. Treasury Bill 4.49% due
  06-24-99, U.S. Treasury Note
  3.375% due 01-15-07, U.S.
  Treasury Note (Strip Principal)
  7.50% due 05-15-02 and U.S.
  Treasury Bonds 7.125% thru
  9.875%, due 11-15-15 thru
  02-15-23** .........................                     91           90,527
                                                                  ------------
Cash Equivalents (18.03%)
 Navigator Securities Lending
  Prime Portfolio**...................                  2,828        2,828,191
                                                                  ------------
          TOTAL SHORT-TERM INVESTMENTS                (19.63%)       3,077,718
                                                     --------     ------------
                     TOTAL INVESTMENTS               (118.18%)      18,533,631
                                                     --------     ------------
     OTHER ASSETS AND LIABILITIES, NET                (18.18%)      (2,851,256)
                                                     --------     ------------
                      TOTAL NET ASSETS               (100.00%)     $15,682,375
                                                     ========     ============

 * Non-income producing security.
** Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - International Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at April 30, 1999 assigned to the various investment categories.


                                                                  MARKET VALUE
                                                                 OF SECURITIES
                                                                AS A PERCENTAGE
                                                                   OF FUND'S
INVESTMENT CATEGORIES                                              NET ASSETS
---------------------                                           ---------------

Advertising .................................................         0.83%
Aerospace ...................................................         1.00
Automobile/Trucks ...........................................         2.35
Banks - Foreign .............................................        13.49
Beverages ...................................................         0.70
Building ....................................................         1.70
Broker Services .............................................         1.24
Business Services - Misc. ...................................         1.01
Computers ...................................................         2.79
Consumer Products Misc. .....................................         1.68
Cosmetics & Personal Care ...................................         1.30
Diversified Operations ......................................         6.19
Electronics .................................................         4.14
Finance .....................................................         0.18
Food ........................................................         3.57
Insurance ...................................................         8.58
Leasing Companies ...........................................         0.82
Leisure .....................................................         1.23
Machinery ...................................................         1.77
Media .......................................................         1.41
Medical .....................................................         7.14
Metal .......................................................         0.29
Oil & Gas ...................................................         2.93
Protection - Safety Equip. & Svc. ...........................         0.62
Real Estate Operations ......................................         0.57
Retail ......................................................         6.06
Telecommunications ..........................................        20.31
Tobacco .....................................................         0.16
Transport ...................................................         0.26
Utilities ...................................................         4.23
Short-Term Investments ......................................        19.63
                                                                  --------
                                            TOTAL INVESTMENTS       118.18%
                                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS

===========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - International Fund



(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Investment Trust III (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of five series: John Hancock International Fund (the "Fund"), John Hancock Global Fund, John Hancock Large Cap Growth Fund, John Hancock Mid Cap Growth Fund and John Hancock Short-Term Strategic Income Fund. Prior to June 1, 1999, John Hancock Large Cap Growth Fund was known as John Hancock Growth Fund and John Hancock Mid Cap Growth Fund was known as John Hancock Special Opportunities Fund. The other four series of the Trust are reported in separate financial statements. The investment objective of the Fund is long-term growth of capital.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

         Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses, and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily

===========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - International Fund


to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that commenced with the investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 1999.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 1999, the Fund loaned securities having a market value of $2,800,984 collateralized by cash and securities in the amount of $2,918,718. The cash portion of the collateral was invested in a short-term instrument.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of

===========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - International Fund


counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

         At April 30, 1999, the Fund had no open forward foreign currency exchange contracts.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada. The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited (the "Sub-Adviser"), a wholly owned subsidiary of the Adviser, under which the Sub-Adviser, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to the portion of the Fund's assets invested in countries other than the United States and Canada.

         Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 1.00% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $250,000,000, (c) 0.75% of the next $250,000,000 and (d) 0.625% of the Fund's average daily net asset value in excess of $750,000,000. The Adviser pays the Sub-Adviser a fee equivalent, on an annual basis, to the sum of (a) 0.70% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.6375% of the Fund's average daily net asset value in excess of $200,000,000. The Fund is not responsible for the payment of the Sub-Adviser's fee.

         The Adviser has agreed to limit Fund expenses, including the management fee (but not including transfer agent and 12b-1 expenses), to 0.90% of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $154,298 for the period ended April 30, 1999. The Adviser reserves the right to terminate this limitation in the future.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $10,025. Out of this amount, $1,218 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,462 was paid as sales commissions to unrelated broker-dealers and $2,345 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $54,899.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $480.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution

===========================NOTES TO FINANCIAL STATEMENTS========================

                    John Hancock Funds - International Fund


Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1999, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $50.


NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended April 30, 1999, aggregated $5,669,471 and $1,220,818, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1999.

         The cost of investments owned at April 30, 1999 (including short-term investments) for federal income tax purposes was $16,794,639. Gross unrealized appreciation and depreciation of investments aggregated $2,279,246 and $540,254, respectively, resulting in net unrealized appreciation of $1,738,992.

======================================NOTES=====================================

                     John Hancock Funds - International Fund

======================================NOTES=====================================

                     John Hancock Funds - International Fund

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                      -----------------
       A Global Investment Management Firm                         Bulk Rate
                                                                 U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                         PAID
1-800-225-5291  1-800-554-6713 (TDD)                             Randolph, MA
INTERNET: www.jhancock.com/funds                                 Permit No. 75
                                                               -----------------
















--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock International Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      400SA 4/99

                                                                            6/99

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]





                                    Mid Cap
                                  Growth Fund


                     (formerly Special Opportunities Fund)



                                 APRIL 30, 1999






                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                        ------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove
                               Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                               William F. Glavin
                                Anne C. Hodsdon
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                              Richard S. Scipione
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                      -----------------------------------

==============================CHAIRMAN'S MESSAGE================================

DEAR FELLOW SHAREHOLDERS:

The Year 2000 is fast approaching and people around the world are getting ready to celebrate this historic transition to a new millennium. At John Hancock Funds, we share the excitement, but we aren't popping the champagne corks just yet. Rather, we are staying on the course that we set more than two years ago to ensure that the transition to a new millennium is a smooth one for our shareholders.

As many already know, the Year 2000 has created more than the prospect of New Year's festivities of epic proportions. It has also presented the world with a challenge: making sure that older computers, and any equipment powered by computer chips, can properly read and process the date "00" as 2000, not 1900. Much has been written about how the world will weather the change. Some view it as a non-event, while others see the potential for disruptions. How much disruption, and for how long, depends on whom you talk to.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

As a company, we recognize that the Year 2000 ("Y2K") phenomenon is an important issue to be dealt with and we have made it a top priority. Two years ago, John Hancock Funds put a full-time team of experts on the case and established a company-wide program to evaluate all computer applications and to modify or replace those that needed changing.

These modifications and replacements are nearly done, and the tests of all our systems are on schedule for completion by the end of July. The rest of 1999 will be spent testing with our business partners and continuing to participate in industry testing. We have also established additional contingency plans beyond our regular ones to prepare for any challenges that the Year 2000 might present. In the end, John Hancock will spend approximately $90-$95 million to ensure we make a successful transition to the Year 2000.

Throughout 1999, each of our quarterly "Fundamentals" newsletters is featuring articles with more detailed information on Y2K matters of importance to our shareholders. I encourage you to read them, or contact one of our Customer Service Representatives at 1-800-225-5291 for another copy. For your own peace of mind, we also recommend that you save your 1999 statements, especially those you receive between October and December, so that you are able to check them against the first one you receive in 2000. It's a measure of prudence, not panic. Good record keeping is part of good planning.

No one knows how the dawning of the new millennium will unfold. Although we cannot make any ironclad assurances, we are confident that the steps we have taken will provide shareholders with as smooth a transition as possible. Once that occurs, we will happily raise our glasses to toast the New Year, future prosperity and our hopes to serve you well into the 2000's.

Sincerely,

/s/Edward J. Boudreau, Jr.
-------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                 By Barbara C. Friedman, CFA, Portfolio Manager

                                  John Hancock
                              Mid Cap Growth Fund

              Healthy economy drives U.S. stocks to strong finish
              ---------------------------------------------------

Effective June 1, 1999, John Hancock Special Opportunities Fund was renamed John Hancock Mid Cap Growth Fund to better describe how the Fund invests.

U.S. stocks began to rebound last fall, following the Federal Reserve's decision to cut short-term interest rates. Strong economic growth, continued low inflation levels and stable interest rates kept stocks climbing into the new year. Signs that the economy might be weakening caused the market to stumble in February. But the market regained its momentum in March and April as economic growth remained steady and most corporations reported high first-quarter profits. Reassured investors began expanding their investment horizons beyond the select group of large-company stocks that had led the market's uphill charge. This helped the Russell Midcap Growth Index return 27.38% between
October  31,  1998 and April 30,  1999.

Performance and strategy review

John Hancock Mid Cap Growth Fund's Class A, Class B and Class C shares returned 23.71%, 23.28% and 23.17%, respectively, at net asset value, for the six months ended April 30, 1999. For the same period, the average mid-cap fund gained 23.15%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Mid Cap Growth Fund. Caption below reads "Portfolio manager Barbara Friedman (l) and equity research analysts Lisa Welch (center) and John Golden."]
--------------------------------------------------------------------------------

"...investors began expanding their investment horizons beyond the select group of large- company stocks..."

================================================================================

                    John Hancock Funds - Mid Cap Growth Fund

"Some of the Fund's best performers were technology stocks..."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is Ascend Communications 1.8%, the second is Guidant Corp. 1.6%, the third Charles Schwab Corp. 1.5%, the fourth Qwest Communications International 1.5% and the fifth EMC Corp. 1.4%. A note below the table reads "As a percentage of net assets on April 30, 1999."]
--------------------------------------------------------------------------------

         Strong stock selection helped us keep pace with other mid-cap funds, many of which invested a portion of their assets in top-performing large-company stocks. By contrast, the Fund maintained its strategy of focusing on true mid-cap stocks - although during the period we did shift some of our investments toward the larger end of the mid-cap market.

Technology winners

Some of the Fund's best performers were technology stocks, which represented 44% of net assets. In particular, we invested heavily in telecommunications equipment and service companies - many of which are involved in building fiber-optic networks for Internet as well as data transmission services. NEXTLINK Communications, a company that is building networks in major metropolitan areas and offers better service than the local Bell operating companies, saw its stock gain 186% during the

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Conexant Systems followed by an up arrow with the phrase "Rising semiconductor sales." The second listing is NEXTLINK Communications followed by an up arrow with the phrase "Better service, lower cost advantage." The third listing is Omnicare followed by a down arrow with the phrase "Tightened Medicare reimbursement policies." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

period. Similarly, the stock of Global Crossing, a company positioned to offer contiguous service from New England across the Atlantic and into Europe, rose nearly 300% between October 31, 1998, and the time we sold it in March. In its place, we bought Frontier Corp., a U.S. telecommunications firm that Global is buying. Frontier's stock, which is tied to Global's through the acquisition, was available at a discount. Other top performers included Ascend Communications, a leading telecommunications equipment manufacturer that Lucent Technologies is buying, and Qwest Communications International, a company that is laying a fiber-optic network across the United States.

         Another area that boosted performance was Internet stocks. We started building our stake in December, adding to it in February. By mid-April, our Internet investments accounted for over 10% of net assets, including well-recognized names like Yahoo! and Amazon.com. Prices on Internet stocks climbed so high that we decided to lock in gains and trimmed our stake to about 4% by period end. Although we expect the Internet to be a vibrant force in the economy, there will most likely be better buying opportunities ahead. Our semiconductor stocks also appreciated nicely. The stock of Conexant Systems, a leading supplier of semiconductors to the high-growth communications industry, climbed 152% from the time we bought it in January through the end of April. During the period, we also bought shares in Best Buy and Circuit City Stores, retailers that sell technology products like PCs and digital VCRs. These stocks did well amidst strong consumer spending. Finally, core holdings like Lexmark International Group, which makes low-cost printers, and EMC Corp., a manufacturer of data storage

================================================================================

                    John Hancock Funds - Mid Cap Growth Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended April 30, 1999." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 23.71% total return for John Hancock Mid Cap Growth Fund Class A. The second bar represents the 23.28% total return for John Hancock Mid Cap Growth Fund Class B. The third bar represents the 23.17% total return for John Hancock Mid Cap Growth Fund Class C, and the fourth bar represents the 23.15% total return for Average mid-cap fund. A note below the chart reads "Total returns for John Hancock Mid Cap Growth Fund are at net asset value with all distributions reinvested. The average mid-cap fund is tracked by Lipper, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

devices, delivered returns in excess of 75% for the period.

Finance and health-care cuts

We trimmed our finance stake to about 15% of net assets, paring our investments in the banking and insurance sectors while adding to financial services. Our biggest new investments were in brokerage stocks, which have benefited from the rising market as well as increased on-line trading. Among the names we added were market leaders like Charles Schwab, as well as Donaldson, Lufkin & Jenrette and E*TRADE Group. We also cut back on our investment in health-care stocks, especially service providers, because of concerns that tightened Medicare reimbursement policies would hurt profit margins. By late April, however, these stocks had declined to such low levels that we started adding selectively to names like Omnicare, a company that supplies drugs to nursing homes whose prospects remained strong. We also added to Guidant, a medical device manufacturer that has developed a superior stent with the potential to cut down on open-heart surgery by making it easier to open up blocked arteries.

Looking ahead

We remain cautiously optimistic about the stock market's prospects for several reasons. Even if the market takes a breather or economic growth slows, the U.S. economy will most likely remain healthy, inflation low and interest rates around current levels. Year-end 1998 and first-quarter 1999 earnings were on target or better than expected at most companies, reaffirming the strength of corporate America. Economies in Brazil and Asia have begun to stabilize, while growth in Europe appears to be accelerating modestly. All of this bodes well for stock investors, especially those with a long-term investment horizon who are willing to ride out near-term volatility. We're particularly optimistic about the mid-cap sector of the market, which continues to offer strong earnings growth prospects and attractive valuations relative to larger-cap names.

"We remain cautiously optimistic about the stock market's prospects..."

--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                    John Hancock Funds - Mid Cap Growth Fund

--------------------------------------------------------------------------------
A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Mid Cap Growth Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                    ONE      FIVE    INCEPTION
                                                    YEAR     YEARS   (11/1/93)
                                                   -------  -------  ---------
Cumulative Total Returns                           (9.10%)   73.88%    63.97%
Average Annual Total Returns                       (9.10%)   11.70%     9.57%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                    ONE      FIVE    INCEPTION
                                                    YEAR     YEARS   (11/1/93)
                                                   -------  -------  ---------
Cumulative Total Returns                           (9.60%)   74.73%    65.34%
Average Annual Total Returns                       (9.60%)   11.81%     9.74%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended March 31, 1999

                                                                       SINCE
                                                                     INCEPTION
                                                                     (6/1/98)
                                                                     ---------
Cumulative Total Return                                                 1.10%
Average Annual Total Return                                             1.10%(1)

Notes to Performance

(1)      Not annualized.

================================================================================

                    John Hancock Funds - Mid Cap Growth Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Mid Cap Growth Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Stock Index and the Russell Midcap Growth Index. The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. The Russell Midcap Growth Index is an unmanaged index that contains those securities from the Russell Midcap Index with a greater-than-average growth orientation. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Mid Cap Growth Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $32,114. The second line represents the Russell Midcap Growth Index and is equal to $24,432. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Growth Fund on November 1, 1993, before sales charge, and is equal to $18,202 as of April 30, 1999. The fourth line represents the value of the same hypothetical investment made in the John Hancock Mid Cap Growth Fund, after sales charge, and is equal to $17,287 as of April 30, 1999.


Line chart with the heading John Hancock Mid Cap Growth Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $32,114. The second line represents the Russell Midcap Growth Index and is equal to $24,432. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Growth Fund on November 1, 1993, before sales charge, and is equal to $17,513 as of April 30, 1999. The fourth line represents the value of the same hypothetical investment made in the John Hancock Mid Cap Growth Fund, after sales charge, and is equal to $17,413 as of April 30, 1999.

Line chart with the heading John Hancock Mid Cap Growth Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines. The first line represents the Standard & Poor's 500 Stock Index and is equal to $12,396. The second line represents the Russell Midcap Growth Index and is equal to $11,715. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Growth Fund on June 1, 1998, before sales charge, and is equal to $10,751 as of April 30, 1999. The fourth line represents the value of the same hypothetical investment made in the John Hancock Mid Cap Growth Fund, after sales charge, and is equal to $10,651 as of April 30, 1999.
--------------------------------------------------------------------------------

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - Mid Cap Growth Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common stocks (cost - $206,445,127)........................     $236,083,819
  Joint repurchase agreement (cost - $5,395,000) ............        5,395,000
  Corporate savings account .................................               37
                                                                --------------
                                                                   241,478,856
 Receivable for investments sold ............................        5,463,668
 Receivable for shares sold .................................           25,494
 Dividends receivable .......................................           43,427
 Interest receivable ........................................              735
 Other assets ...............................................           23,133
                                                                --------------
                           Total Assets .....................      247,035,313
                           ---------------------------------------------------
Liabilities:
 Payable for investments purchased ..........................        7,313,895
 Payable for shares repurchased .............................          124,293
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ...................................          279,883
 Accounts payable and accrued expenses ......................           66,072
                                                                --------------
                           Total Liabilities ................        7,784,143
                           ---------------------------------------------------
Net Assets:
 Capital paid-in ............................................      185,112,356
 Accumulated net realized gain on investments sold ..........       26,428,876
 Net unrealized appreciation of investments .................       29,640,304
 Accumulated net investment loss ............................       (1,930,366)
                                                                --------------
                           Net Assets .......................     $239,251,170
                           ===================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
  Class A - $104,190,038/9,248,890 ..........................           $11.27
  ============================================================================
  Class B - $134,889,960/12,549,344..........................           $10.75
  ============================================================================
  Class C - $171,172/15,932..................................           $10.74
  ============================================================================
Maximum Offering Price Per Share*
  Class A - ( $11.27 x 105.26%)..............................           $11.86
  ============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Statement of Operations
Six months ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Dividends ..................................................         $395,789
 Interest....................................................           88,113
                                                                --------------
                                                                       483,902
                                                                --------------
 Expenses:
  Investment management fee - Note B ........................          963,878
  Distribution and service fee - Note B
   Class A ..................................................          155,008
   Class B ..................................................          618,684
   Class C ..................................................              727
  Transfer agent fee - Note B ...............................          524,286
  Custodian fee .............................................           41,413
  Registration and filing fees ..............................           34,113
  Financial services fee - Note B ...........................           17,362
  Printing ..................................................           15,678
  Auditing fee ..............................................           13,506
  Miscellaneous .............................................            7,563
  Trustees' fees ............................................            6,017
  Legal fees ................................................            1,124
                                                               ---------------
                           Total Expenses ...................        2,399,359
                           ---------------------------------------------------
                           Net Investment Loss ..............       (1,915,457)
                           ---------------------------------------------------

Realized and Unrealized Gain on Investments:
 Net realized gain on investments sold.......................       29,048,400
 Change in net unrealized appreciation/depreciation
  of investments ............................................       23,841,428
                                                               ---------------
                           Net Realized and Unrealized
                           Gain on Investments...............       52,889,828
                           ---------------------------------------------------
                           Net Increase in Net Assets
                           Resulting from Operations.........      $50,974,371
                           ===================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - Mid Cap Growth Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                                 SIX MONTHS ENDED
                                                                                             YEAR ENDED           APRIL 30, 1999
                                                                                          OCTOBER 31, 1998         (UNAUDITED)
                                                                                          ----------------         -----------

Increase (Decrease) in Net Assets:

From Operations:
 Net investment loss..................................................................       ($3,734,387)           ($1,915,457)
 Net realized gain on investments sold ...............................................        11,463,586             29,048,400
 Change in net unrealized appreciation/depreciation of investments ...................       (32,557,064)            23,841,428
                                                                                          --------------         --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations ....................       (24,827,865)            50,974,371
                                                                                          --------------         --------------
Distributions to Shareholders:
 Distributions from net realized gain on investments sold
  Class A - ($1.3062 and none per share, respectively) ...............................       (15,933,609)                --
  Class B - ($1.3062 and none per share, respectively) ...............................       (23,732,786)                --
                                                                                          --------------         --------------
  Total Distributions to Shareholders ................................................       (39,666,395)                --
                                                                                          --------------         --------------
From Fund Share Transactions - Net:* .................................................       (46,888,774)           (47,149,912)
                                                                                          --------------         --------------
Net Assets:
 Beginning of period .................................................................       346,809,745            235,426,711
                                                                                          --------------         --------------
 End of period (including accumulated net investment loss
  of $14,909 and $1,930,366, respectively) ...........................................      $235,426,711           $239,251,170
                                                                                          ==============         ==============




The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - Mid Cap Growth Fund

Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:



                                                                                  SIX MONTHS ENDED
                                                     YEAR ENDED                    APRIL 30, 1999
                                                   OCTOBER 31, 1998                 (UNAUDITED)
                                              -------------------------       -------------------------
                                                SHARES         AMOUNT           SHARES          AMOUNT
                                              ----------    -----------       ----------      ---------

CLASS A
 Shares sold ..............................    6,953,677     $70,620,558       3,171,119      $31,388,844
 Shares reinvested ........................    1,542,642      15,071,789              95              954
                                           -------------  --------------    ------------    -------------
                                               8,496,319      85,692,347       3,171,214       31,389,798
 Less shares repurchased ..................   (9,853,865)   (100,927,104)     (5,025,744)     (50,293,756)
                                           -------------  --------------    ------------    -------------
 Net decrease .............................   (1,357,546)   ($15,234,757)     (1,854,530)    ($18,903,958)
                                           =============  ==============    ============    =============
CLASS B
 Shares sold ..............................    1,738,672     $17,297,307         687,719       $6,689,793
 Shares reinvested ........................    2,298,572      21,629,593           --              --
                                           -------------  --------------    ------------    -------------
                                               4,037,244      38,926,900         687,719        6,689,793
 Less shares repurchased ..................   (7,219,381)    (70,681,852)     (3,532,375)     (34,979,123)
                                           -------------  --------------    ------------    -------------
 Net decrease .............................   (3,182,137)   ($31,754,952)     (2,844,656)    ($28,289,330)
                                           =============  ==============    ============    =============
CLASS C**
 Shares sold ..............................       11,518        $100,935          16,564         $165,249
                                           -------------  --------------    ------------    -------------
 Less shares repurchased ..................       --              --             (12,150)        (121,873)
                                           -------------  --------------    ------------    -------------
 Net increase (decrease) ..................       11,518        $100,935           4,414          $43,376
                                           =============  ==============    ============    =============

** Class C shares commenced operations on June 1, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS

============================FINANCIAL STATEMENTS================================

                    John Hancock Funds - Mid Cap Growth Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------



                                                                        YEAR ENDED OCTOBER 31,                   SIX MONTHS ENDED
                                                          ---------------------------------------------------     APRIL 30, 1999
                                                            1994       1995       1996       1997      1998        (UNAUDITED)
                                                          --------   --------   --------   --------  --------    ----------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period .................     $8.50      $7.93       $9.32     $10.92    $11.40         $9.11
                                                         --------  ---------    --------   --------  --------      --------
 Net Investment Loss(1) ...............................     (0.03)     (0.07)      (0.11)     (0.06)    (0.09)        (0.06)
 Net Realized and Unrealized Gain (Loss) on Investments     (0.54)      1.46        3.34       1.00     (0.89)         2.22
                                                         --------  ---------    --------   --------  --------      --------
  Total from Investment Operations ....................     (0.57)      1.39        3.23       0.94     (0.98)         2.16
                                                         --------  ---------    --------   --------  --------      --------
 Less Distributions:
 Distributions from Net Realized Gain on Investments Sold     --        --         (1.63)     (0.46)    (1.31)          --
                                                         --------  ---------    --------   --------  --------      --------
 Net Asset Value, End of Period .......................     $7.93      $9.32      $10.92     $11.40     $9.11        $11.27
                                                         ========  =========    ========   ========  ========      ========
 Total Investment Return at Net Asset Value(2) ........    (6.71%)    17.53%      36.15%      8.79%    (9.40%)       23.71%(6)
 Total Adjusted Investment Return at Net Asset Value(2,3)  (6.83%)      --          --         --        --            --
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .............   $92,325   $101,562    $156,578   $141,997  $101,138      $104,190
 Ratio of Expenses to Average Net Assets ..............     1.50%      1.59%       1.59%      1.59%     1.59%         1.65%(5)
 Ratio of Adjusted Expenses to Average Net Assets(4) ..     1.62%       --          --         --        --            --
 Ratio of Net Investment Loss to Average Net Assets ...    (0.41%)    (0.87%)     (1.00%)    (0.57%)   (0.86%)       (1.25%)(5)
 Ratio of Adjusted Net Investment Loss to
  Average Net Assets(4) ...............................    (0.53%)      --          --         --        --            --
 Portfolio Turnover Rate ..............................       57%       155%        240%       317%      168%           87%
 Expense Reimbursement Per Share ......................     $0.01(1)    --          --         --        --            --

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period .................     $8.50      $7.87       $9.19     $10.67    $11.03         $8.72
                                                         --------   --------    --------   --------  --------      --------
 Net Investment Loss(1) ...............................     (0.09)     (0.13)      (0.18)     (0.13)    (0.15)        (0.09)
 Net Realized and Unrealized Gain (Loss) on Investments     (0.54)      1.45        3.29       0.95     (0.85)         2.12
                                                         --------   --------    --------   --------  --------      --------
  Total from Investment Operations ....................     (0.63)      1.32        3.11       0.82     (1.00)         2.03
                                                         --------   --------    --------   --------  --------      --------
 Less Distributions:
 Distributions from Net Realized Gain on Investments Sold     --        --         (1.63)     (0.46)    (1.31)         --
                                                         --------   --------    --------   --------  --------      --------
 Net Asset Value, End of Period .......................     $7.87      $9.19      $10.67     $11.03     $8.72        $10.75
                                                         ========   ========    ========   ========  ========      ========
 Total Investment Return at Net Asset Value(2) ........    (7.41%)    16.77%      35.34%      7.84%    (9.97%)       23.28%(6)
 Total Adjusted Investment Return at Net Asset Value(2,3)  (7.53%)      --          --         --        --            --
Ratios and  Supplemental  Data
 Net Assets, End of Period (000s omitted) .............  $131,983   $137,363    $238,901   $204,812  $134,188      $134,890
 Ratio of Expenses to Average Net Assets ..............     2.22%      2.30%       2.29%      2.28%     2.27%         2.25%(5)
 Ratio of Adjusted Expenses to Average Net Assets(4) ..     2.34%       --          --         --        --            --
 Ratio of Net Investment Loss to Average Net Assets ...    (1.13%)    (1.55%)     (1.70%)    (1.25%)   (1.54%)       (1.85%)(5)
 Ratio of Adjusted Net Investment Loss to
  Average Net Assets(4) ...............................    (1.25%)      --          --         --        --            --
 Portfolio Turnover Rate ..............................       57%       155%        240%       317%      168%           87%
 Expense Reimbursement Per Share ......................     $0.01(1)    --          --         --        --            --


                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

                    John Hancock Funds - Mid Cap Growth Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                PERIOD FROM
                                                               JUNE 1, 1998
                                                             (COMMENCEMENT OF        SIX MONTHS ENDED
                                                               OPERATIONS) TO         APRIL 30, 1999
                                                             October 31, 1998          (UNAUDITED)
                                                             ----------------        ----------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period .......................      $9.99                  $8.72
                                                                 -------                -------
 Net Investment Loss(1) .....................................      (0.06)                 (0.09)
 Net Realized and Unrealized Gain (Loss) on Investments .....      (1.21)                  2.11
                                                                 -------                -------
  Total From Investment Operations ..........................      (1.27)                  2.02
                                                                 -------                -------
 Net Asset Value, End of Period .............................      $8.72                 $10.74
                                                                 =======                =======
 Total Investment Return at Net Asset Value(2) ..............    (12.71%)(6)             23.17%(6)
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ...................       $100                   $171
 Ratio of Expenses to Average Net Assets ....................      2.29%(5)               2.35%(5)
 Ratio of Net Investment Loss to Average Net Assets .........     (1.66%)(5)             (1.95%)(5)
 Portfolio Turnover Rate ....................................       168%                    87%



(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Annualized.
(6) Not annualized.



The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: the net investment income (loss), gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

                    John Hancock Funds - Mid Cap Growth Fund


Schedule of Investments
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Mid Cap Growth Fund on April 30, 1999. It's divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      -----

COMMON STOCKS
Advertising (1.98%)
 DoubleClick, Inc.* ...........................        6,500          $908,781
 Lamar Advertising Co.* .......................        4,100           137,862
 Omnicom Group, Inc. ..........................       21,700         1,573,250
 Outdoor Systems, Inc.* .......................       84,350         2,124,566
                                                                    ----------
                                                                     4,744,459
                                                                    ----------
Banks - Foreign (0.30%)
 Toronto-Dominion Bank (Canada)................       13,400           716,062
                                                                    ----------
Banks - United States (4.40%)
 Comerica, Inc. ...............................       18,500         1,203,656
 First Tennessee National Corp. ...............       50,900         2,195,062
 Firstar Corp. ................................       21,750           653,859
 FirstMerit Corp. .............................       56,700         1,576,969
 Northern Trust Corp. .........................       29,700         2,765,812
 Wilmington Trust Corp. .......................       34,700         2,131,881
                                                                    ----------
                                                                    10,527,239
                                                                    ----------
Broker Services (3.92%)
 Donaldson, Lufkin & Jenrette, Inc. ...........       26,500         1,853,344
 E*TRADE Group, Inc.* .........................       24,300         2,806,650
 Merrill Lynch & Co., Inc. ....................       13,400         1,124,762
 Schwab (Charles) Corp. .......................       32,700         3,588,825
                                                                    ----------
                                                                     9,373,581
                                                                    ----------
Building (0.49%)
 USG Corp. ...................................        20,200         1,179,175
                                                                    ----------
Business Services - Misc. (0.72%)
 Metzler Group, Inc. (The)* ..................        13,500           376,313
 Snyder Communications, Inc.* ................        45,700         1,342,437
                                                                    ----------
                                                                     1,718,750
                                                                    ----------


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      -----

Computers (18.51%)
 Ascend Communications, Inc.* ................        45,100        $4,357,788
 BMC Software, Inc.* .........................        27,000         1,162,687
 Ceridian Corp.* .............................        28,600         1,047,475
 Citrix Systems, Inc.* .......................        63,400         2,694,500
 Computer Sciences Corp.* ....................        39,900         2,376,544
 Compuware Corp.* ............................        81,000         1,974,375
 DST Systems, Inc.* ..........................        28,700         1,671,775
 EMC Corp.* ..................................        30,925         3,368,892
 Fiserv, Inc.* ...............................        46,600         2,729,012
 i2 Technologies, Inc.* ......................        77,500         2,625,312
 Inktomi Corp* ...............................         8,900         1,065,775
 Intuit, Inc.* ...............................        10,300           887,087
 Lexmark International Group, Inc.
  (Class A)* .................................        24,810         3,064,035
 Lycos, Inc. * ...............................        10,900         1,086,594
 MindSpring Enterprises, Inc.* ...............         8,900           862,744
 Network Appliance, Inc.* ....................        16,400           825,125
 Novell, Inc.* ...............................        77,900         1,733,275
 Quantum Corp.* ..............................        11,900           212,712
 RealNetworks, Inc.* .........................         3,800           841,700
 Sapient Corp.* ..............................         8,200           514,550
 SportsLine USA, Inc.* .......................        20,700           828,000
 SunGard Data Systems, Inc.* .................        68,150         2,176,541
 Synopsys, Inc.* .............................        13,500           636,188
 Unisys Corp.* ...............................        45,400         1,427,263
 Wang Laboratories, Inc.* ....................        69,500         1,741,844
 Yahoo!, Inc.* ...............................        13,600         2,375,750
                                                                    ----------
                                                                    44,287,543
                                                                    ----------
Containers (0.49%)
 Sealed Air Corp. * ..........................        19,100         1,161,519
                                                                    ----------
Electronics (10.27%)
 Altera Corp.* ...............................        24,070         1,739,057
 Analog Devices, Inc.* .......................        13,400           470,675
 Applied Materials, Inc.* ....................        32,900         1,764,262
 ASM Lithography Holding N.V.
  (Netherlands)* .............................        27,500         1,072,500
 Conexant Systems, Inc.* .....................        75,300         3,068,475
 Flextronics International, Ltd.* ............        15,500           723,656
 Jabil Circuit, Inc.* ........................        50,440         2,348,612
 KLA-Tencor Corp.* ...........................        29,060         1,442,102


                        SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

                    John Hancock Funds - Mid Cap Growth Fund


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      -----

Electronics (continued)
 Linear Technology Corp. .....................        20,000        $1,137,500
 Maxim Intergrated Products, Inc.* ...........        11,200           627,200
 Novellus Systems, Inc.* .....................        30,500         1,441,125
 Sanmina Corp.* ..............................        20,100         1,334,137
 Solectron Corp. * ...........................        19,300           936,050
 Teradyne, Inc.* .............................        27,800         1,311,812
 Vitesse Semiconductor Corp.* ................        16,600           768,788
 Waters Corp.* ...............................        28,400         2,985,550
 Xilinx, Inc.* ...............................        30,520         1,392,475
                                                                    ----------
                                                                    24,563,976
                                                                    ----------
Finance (2.37%)
 Charter One Financial, Inc. .................        67,905         2,122,031
 Concord EFS, Inc.* ..........................        50,500         1,685,438
 FINOVA Group, Inc. (The) ....................        38,600         1,864,863
                                                                    ----------
                                                                     5,672,332
                                                                    ----------
Funeral Services & Related (0.12%)
 Loewen Group, Inc. (Canada) .................       236,600           280,962
                                                                    ----------
Furniture (0.70%)
 Leggett & Platt, Inc. .......................        73,100         1,685,869
                                                                    ----------
Household (1.12%)
 WestPoint Stevens, Inc.* ....................        78,500         2,688,625
                                                                    ----------
Insurance (3.58%)
 Ace, Ltd. (Bermuda) .........................        67,500         2,041,875
 Horace Mann Educators Corp. .................        20,100           457,275
 Mutual Risk Management, Ltd. ................        29,700         1,154,587
 Progressive Corp. (The) .....................         8,550         1,226,925
 Provident Cos., Inc. ........................        32,100         1,263,937
 Reinsurance Group of America, Inc. ..........        66,000         1,996,500
 UNUM Corp. ..................................         7,700           420,612
                                                                    ----------
                                                                     8,561,711
                                                                    ----------
Media (3.52%)
 Chancellor Media Corp.* .....................        55,500         3,045,562
 Clear Channel Communications, Inc.* .........        12,050           837,475
 Heftel Broadcasting Corp. (Class A)* ........        21,250         1,155,469
 Infinity Broadcasting Corp. (Class A)* ......        26,400           730,950
 TCA Cable TV, Inc. ..........................        29,700         1,479,431
 Univision Communications, Inc. (Class A)* ...        20,400         1,180,650
                                                                    ----------
                                                                     8,429,537
                                                                    ----------
Medical (10.72%)
 AmeriSource Health Corp. (Class A)* .........        25,300           700,494
 Becton, Dickinson & Co. .....................        30,550         1,136,078
 Biogen, Inc.* ...............................        17,100         1,625,569
 Cardinal Health, Inc. .......................        40,468         2,420,492


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      -----

Medical (continued)
 Forest Laboratories, Inc.* ..................        33,300        $1,481,850
 Genzyme Corp.* ..............................        32,900         1,241,975
 Genzyme Molecular Oncology* .................        11,507            36,320
 Guidant Corp. ...............................        72,800         3,908,450
 HCR Manor Care, Inc.* .......................        71,100         1,973,025
 Health Management Associates, Inc.
  (Class A)* .................................        60,250           941,406
 HEALTHSOUTH Corp.* ..........................       217,900         2,928,031
 Mylan Laboratories, Inc. ....................       114,710         2,602,483
 Omnicare, Inc. ..............................        92,275         2,220,367
 Total Renal Care Holdings, Inc. * ...........       120,400         1,670,550
 Watson Pharmaceutical, Inc.* ................        18,600           753,300
                                                                    ----------
                                                                    25,640,390
                                                                    ----------
Metal (1.16%)
 Reynolds Metals Co. .........................        44,400         2,769,450
                                                                    ----------
Office (0.74%)
 Avery Dennison Corp. ........................        25,900         1,767,675
                                                                    ----------
Oil & Gas (5.91%)
 Anadarko Petroleum Corp. ....................        32,800         1,244,350
 Apache Corp. ................................        60,600         1,859,663
 Baker Hughes, Inc. ..........................        49,000         1,463,875
 BJ Services Co.* ............................        82,800         2,214,900
 Burlington Resources, Inc. ..................        31,000         1,427,937
 Cooper Cameron Corp.* .......................        39,700         1,533,413
 Diamond Offshore Drilling, Inc. .............        29,900           988,569
 Halliburton Co. .............................        33,700         1,436,463
 Noble Affiliates, Inc. ......................        30,400           974,700
 Santa Fe International Corp. ................        46,000           989,000
                                                                    ----------
                                                                    14,132,870
                                                                    ----------
Paper & Paper Products (0.48%)
 Bowater, Inc. ...............................         21,500         1,152,938
                                                                    ----------
Printing - Commercial (0.43%)
 Valassis Communications, Inc. * .............        18,200         1,019,200
                                                                    ----------
Retail (6.89%)
 Amazon.com, Inc.* ...........................         2,800           481,775
 Best Buy Co., Inc.* .........................        18,300           873,825
 Circuit City Stores-Circuit City Group ......        21,800         1,340,700
 Ethan Allen Interiors, Inc. .................        22,600         1,145,538
 Kohl's Corp.* ...............................        31,900         2,119,356
 Lowe's Cos., Inc. ...........................        25,500         1,345,125
 Meyer (Fred), Inc. * ........................        28,800         1,558,800
 Office Depot, Inc.* .........................        36,300           798,600
 Saks, Inc.* .................................        65,400         1,851,638
 Staples, Inc.* ..............................        63,950         1,918,500


                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

                    John Hancock Funds - Mid Cap Growth Fund

                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      -----

Retail (continued)
 SYSCO Corp. .................................        29,300          $869,844
 TJX Cos., Inc. ..............................        65,800         2,191,963
                                                                    ----------
                                                                    16,495,664
                                                                    ----------
Soap & Cleaning Preparations (1.78%)
 Clorox Co. (The) ............................        15,100         1,742,163
 Dial Corp. (The) ............................        74,300         2,526,200
                                                                    ----------
                                                                     4,268,363
                                                                    ----------
Telecommunications (13.47%)
 Allegiance Telecom, Inc.* ...................        34,700         1,596,200
 American Tower Corp. (Class A)* .............        84,100         1,781,869
 Comverse Technology, Inc.* ..................        49,050         3,145,331
 Corning, Inc. ...............................        50,400         2,885,400
 Crown Castle International Corp.* ...........        37,300           713,363
 Frontier Corp. ..............................        45,500         2,511,031
 Global TeleSystems Group, Inc.* .............        16,700         1,104,288
 ICG Communications, Inc.* ...................        77,600         1,712,050
 Intermedia Communications, Inc.* ............        72,600         2,336,813
 McLeodUSA, Inc. (Class A)* ..................        46,545         2,609,429
 Nextel Communications, Inc. (Class A)* ......        46,600         1,907,688
 NEXTLINK Communications, Inc. (Class A)* ....        27,500         2,014,375
 QUALCOMM, Inc.* .............................         5,200         1,040,000
 Qwest Communications International, Inc.* ...        41,200         3,520,025
 Tel-Save Holdings, Inc.* ....................       102,300         1,227,600
 Teligent, Inc. (Class A)* ...................        12,400           674,250
 Uniphase Corp.* .............................         6,100           740,388
 WinStar Communications, Inc.* ...............        14,300           695,338
                                                                    ----------
                                                                    32,215,438
                                                                    ----------
Textile (0.85%)
 Jones Apparel Group, Inc.* ..................        61,500         2,029,500
                                                                    ----------
Transport (0.41%)
 Expeditors International of
 Washington, Inc. ............................        16,000           970,000
                                                                    ----------
Utilities (1.47%)
 ALLTEL Corp. ................................        19,650         1,325,147
 Montana Power Co. ...........................        20,000         1,491,250
 Potomac Electric Power Co. ..................        24,200           707,850
                                                                    ----------
                                                                     3,524,247
                                                                    ----------
Waste Disposal Service & Equip. (1.88%)
 Republic Services, Inc. (Class A)* ..........       126,300         2,597,044
 Waste Management, Inc. ......................        33,800         1,909,700
                                                                    ----------
                                                                     4,506,744
                                                                    ----------
                          TOTAL COMMON STOCKS
                          (Cost $206,445,127)        (98.68%)      236,083,819
                                                    --------       -----------


                                         INTEREST      PAR VALUE        MARKET
ISSUER, DESCRIPTION                        RATE      (000s OMITTED)     VALUE
-------------------                        ----      --------------     -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.25%)
 Investment in a joint repurchase
  agreement transaction with
  SBC Warburg, Inc. - Dated
  04-30-99,  due 05-03-99
  (Secured by U.S. Treasury Bonds,
  6.625% thru 9.250%, due 02-15-16
  thru 02-15-27 and U.S. Treasury
  Note, 5.625% due 04-30-00)
  - Note A ............................    4.89%         $5,395     $5,395,000
                                                                 -------------
Corporate Savings Account (0.00%)
 Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 4.00%............................                            37
                                                                 -------------
                    TOTAL SHORT-TERM INVESTMENTS         (2.25%)    5,395,037
                                                        -------  -------------

                     TOTAL INVESTMENTS                 (100.93%)   241,478,856
                                                        -------  -------------

      OTHER ASSETS AND LIABILITIES, NET                  (0.93%)    (2,227,686)
                                                        -------  -------------

                     TOTAL NET ASSETS                  (100.00%)  $239,251,170
                                                        =======  =============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

                    John Hancock Funds - Mid Cap Growth Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Mid Cap Growth Fund invests primarily in common stocks of U.S. and foreign issuers. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at April 30, 1999 assigned to country categories.


                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                   OF FUND'S
COUNTRY DIVERSIFICATION                                            NET ASSETS
-----------------------                                        -----------------

Bermuda......................................................        0.85%
Canada ......................................................        0.42
Netherlands .................................................        0.45
United States ...............................................       99.21
                                                                  -------
                                            TOTAL INVESTMENTS     100.93%
                                                                  =======


                       SEE NOTES TO FINANCIAL STATEMENTS

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Mid Cap Growth Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Investment Trust III is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of five series: John Hancock Mid Cap Growth Fund (the "Fund"), John Hancock Global Fund, John Hancock Short-Term Strategic Income Fund, John Hancock Large Cap Growth Fund and John Hancock International Fund. Prior to June 1, 1999, the Fund was known as John Hancock Special Opportunities Fund and the John Hancock Large Cap Growth Fund was known as John Hancock Growth Fund. The other four series of the Trust are reported in separate financial statements. The investment objective of the Fund is long-term capital appreciation.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

  Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, at April 30, 1999, the fund has $8,860,270 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distributions will be made. The Fund's carryforwards expire as follows: October 31, 1999 - $1,297,087, October 31, 2000 - $12,856,
October 31, 2001 - $3,094,744 and October 31, 2002 - $4,455,583. Availability of
a certain amount of loss carryforwards which were acquired on September 6, 1996 and December 16, 1994 in mergers, may be limited in a given year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Mid Cap Growth Fund

distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 1999.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Mid Cap Growth Fund


         These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

         At April 30, 1999, there were no open forward foreign currency exchange contracts.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At April 30, 1999, there were no open positions in financial futures contracts.

SHORT SALE POSITIONS The Fund, in "selling short," sells borrowed securities which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market.

   At April 30, 1999, there were no open positions in short sales.

NOTE B -
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $1,000,000,000.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $39,917. Out of this amount, $6,296 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $628 was paid as sales commissions to unrelated broker-dealers and $32,993 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Mid Cap Growth Fund

time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $245,869.

         Class C shares which are redeemed within one year of purchase will be subject to a contingent deferred sales charge ("CDSC") at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $1,148.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1999, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $1,612.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended April 30, 1999, aggregated $208,293,624 and $254,023,106, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1999.

         The cost of investments owned at April 30, 1999 (excluding the corporate savings account) for federal income tax purposes was $213,651,081. Gross unrealized appreciation and depreciation of investments aggregated $42,288,320 and $14,460,582, respectively, resulting in net unrealized appreciation of $27,827,738.

======================================NOTES=====================================

                    John Hancock Funds - Mid Cap Growth Fund

======================================NOTES=====================================

                    John Hancock Funds - Mid Cap Growth Fund

======================================NOTES=====================================

                    John Hancock Funds - Mid Cap Growth Fund

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                        ---------------
       A Global Investment Management Firm                          Bulk Rate
                                                                  U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                          PAID
1-800-225-5291  1-800-554-6713 (TDD)                              Randolph, MA
INTERNET: ww.jhancock.com/funds                                   Permit No. 75
                                                                 ---------------










--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock Mid Cap Growth Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


[LOGO] Printed on Recycled Paper                                      390SA 4/99
                                                                            6/99